                                 THE DIRECTOR
                              CUENTA SEPARADA UNO
                    ITT HARTFORD LIFE AND ANNUITY INSURANCE
                                    COMPANY
                                 P.O. BOX 5085
   [LOGO]              HARTFORD, CONNECTICUT 06102-5085
                  TELEFONO: 1-800-862-6668 (PROPIETARIOS DEL
                                   CONTRATO)
                 1-800-862-7155 (REPRESENTANTES DE INVERSION)

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Este Prospecto describe The Director (El Director), un contrato de anualidad variable de impuestos diferidos, individual o colectivo disenado para propositos de planificacion de la jubilacion ("Contratos").

ITT Hartford Life and Annuity Insurance Company ("Hartford") emite los Contratos. El 1 de enero de 1998, el nombre de Hartford cambiara a Hartford Life and Annuity Insurance Company. Los pagos por los Contratos se mantendran en una serie de Cuenta Separada Uno de Hartford Life Insurance Company (la "Cuenta Separada") o en la Cuenta Fija de Hartford. Las asignaciones hacia la Cuenta Fija y transferencias hacia y desde la Cuenta Fija no estan permitidas en ciertos estados.

Las Subcuentas siguientes estan disponibles segun los Contratos. En el lado opuesto de cada Subcuenta se halla el nombre de la inversion subyacente para esa Subcuenta.

Advisers Fund Sub-Account                                --   acciones de Hartford Advisers Fund, Inc. ("Fondo de
                                                              Asesores")
Bond Fund Sub-Account                                    --   acciones de Hartford Bond Fund, Inc.("Fondo de Bonos")
Capital Appreciation Fund Sub-Account                    --   acciones de Hartford Capital Appreciation Fund, Inc.
                                                              ("Fondo de Apreciacion de Capital")
Dividend and Growth Fund Sub-Account                     --   acciones de Hartford Dividend and Growth Fund, Inc.
                                                              ("Fondo de Dividendos y Crecimiento")
Index Fund Sub-Account                                   --   acciones de Hartford Index Fund, Inc. ("Fondo de Indice")
International Advisers Fund Sub-Account                  --   acciones de Hartford International Advisers Fund, Inc.
                                                              ("Fondo de Asesores Internacionales")
International Opportunities Fund Sub-Account             --   acciones de Hartford International Opportunities Fund,
                                                              Inc. ("Fondo de Oportunidades Internacionales")
Money Market Fund Sub-Account                            --   acciones de HVA Money Market Fund, Inc. ("Fondo de Mercado de Dinero")
Mortgage Securities Fund Sub-Account                     --   acciones de Hartford Mortgage Securities Fund, Inc.
                                                              ("Fondo de Valores Hipotecarios")
Small Company Fund Sub-Account                           --   acciones de Hartford Small Company Fund, Inc. ("Fondo de
                                                              Pequenas Companias")
Stock Fund Sub-Account                                   --   acciones de Hartford Stock Fund, Inc. ("Fondo de
                                                              Acciones")

El presente Prospecto ofrece informacion sobre la Cuenta Separada y la Cuenta Fija que los inversionistas deben saber antes de invertir. Este Prospecto se debe mantener para consulta futura. Se ha presentado informacion adicional sobre la Cuenta Separada y la Cuenta Fija a la Comision de Valores y Bolsa (Securities and Exchange Commission), y esta disponible sin cargo previa solicitud. Para obtener la Declaracion de Informacion Adicional envie una peticion escrita o llame a ITT Hartford Life and Annuity Insurance Company, Atencion: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085. El Indice de la Declaracion de Informacion Adicional se puede hallar en la pagina 29 de este Prospecto. La Declaracion de Informacion Adicional se anexa a este Prospecto para que sirva de referencia.

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LOS CONTRATOS DE ANUALIDAD VARIABLE NO SON DEPOSITOS NI OBLIGACIONES DE NINGUN
BANCO, NI ESTAN ENDOSADOS NI GARANTIZADOS POR EL, NI ESTAN ASEGURADOS FEDERALMENTE NI PROTEGIDOS DE NINGUNA OTRA MANERA POR LA FDIC, EL CONSEJO DE LA RESERVA FEDERAL, NI NINGUNA OTRA AGENCIA; ESTAN SUJETOS A RIESGOS DE INVERSION, INCLUYENDO LA POSIBLE PERDIDA DE LA CANTIDAD DE PRINCIPAL INVERTIDA.
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ESTOS VALORES NO HAN SIDO APROBADOS NI DESAPROBADOS POR LA COMISION DE
 VALORES Y BOLSA NI POR NINGUNA COMISION ESTATAL DE VALORES, NI NINGUNA DE
 TALES COMISIONES HA APROBADO LA EXACTITUD O ADECUACION DE ESTE PROSPECTO.
                  CUALQUIER DECLARACION EN CONTRARIO CONSTITUYE UN DELITO.
--------------------------------------------------------------------------------
PROSPECTO FECHADO: 1 DE MAYO DE 1997
DECLARACION DE INFORMACION ADICIONAL FECHADA: 1 DE MAYO DE 1997

2                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     INDICE

                                                                         PAGINA
                                                                         ----
 GLOSARIO DE TERMINOS ESPECIALES.......................................    3
 TABLA DE CUOTAS.......................................................    5
 VALORES DE LA UNIDAD DE ACUMULACION...................................    6
 INTRODUCCION..........................................................    7
 HARTFORD, CUENTA SEPARADA UNO, LA CUENTA FIJA Y LOS FONDOS............    8
   ITT Hartford Life and Annuity Insurance Company.....................    8
   Cuenta Separada Uno.................................................    8
   Los Fondos..........................................................    9
   La Cuenta Fija......................................................   10
   Informacion Relacionada con el Desempeno............................   11
 LOS CONTRATOS.........................................................   12
   Contratos Ofrecidos.................................................   12
   Pagos de Primas y Asignaciones Iniciales............................   12
   Valor del Contrato..................................................   12
   Transferencias entre las Subcuentas/Cuenta Fija.....................   13
   Cargos segun los Contratos..........................................   14
   Beneficios por Fallecimiento........................................   15
   Beneficios de Rescate...............................................   16
   Beneficios de Anualidad.............................................   17
   Otra Informacion....................................................   20
 CONSIDERACIONES FISCALES FEDERALES....................................   20
   A.  General.........................................................   20
   B.  Impuestos de Hartford y la Cuenta Separada......................   20
   C.  Impuestos de Anualidades Estipulaciones Generales que Afectan a
       Otros Compradores Exceptuando los Planes de Jubilacion
       Calificados.....................................................   20
   D. Retencion de Impuestos Federales sobre los Ingresos..............   24
   E.  Estipulaciones Generales que Afectan los Planes de Jubilacion
 Calificados...........................................................   24
   F.  Compras de Anualidades por Extranjeros no Residentes y
 Sociedades Anonimas Extranjeras.......................................   24
 VARIOS................................................................   24
   Como se Venden los Contratos........................................   24
   Asuntos Legales y Expertos..........................................   24
   Informacion Adicional...............................................   25
 APENDICE I INFORMACION SOBRE LOS PLANES DE JUBILACION CALIFICADOS
 FISCALMENTE...........................................................   26
 INDICE DE LA DECLARACION DE INFORMACION ADICIONAL.....................   29

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3
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                        GLOSARIO DE TERMINOS ESPECIALES

ANIVERSARIO DEL CONTRATO: El aniversario de la Fecha de Contrato.

ANUALIDAD FIJA: Una Anualidad que estipula pagos garantizados que se mantienen fijos en cantidad durante todo el periodo de pago y que no varian con la experiencia de inversion de una cuenta separada.

ANUALIDAD VARIABLE: Una anualidad que estipula pagos que varian en cantidad de acuerdo con la experiencia de inversion de los activos de la Cuenta Separada.

ANUALIDAD: Una serie de pagos de por vida con un numero minimo de pagos o una suma determinable garantizada, o para un periodo vitalicio conjunto y de ahi en adelante por toda la vida del sobreviviente, o por un periodo designado.

ANO DEL CONTRATO: Un periodo de 12 meses que comienza con la Fecha del Contrato
o cualquier aniversario de el.

BENEFICIARIO: La(s) persona(s) que recibe(n) los Valores de Contrato en caso del fallecimiento del Titular o Propietario del Contrato bajo ciertas condiciones. Bajo un Contrato no asignado colectivo, la persona nombrada por el participante dentro de los documentos del Plan y formularios de registro que tiene derecho a recibir beneficios en caso del fallecimiento del Participante.

BENEFICIO POR FALLECIMIENTO: La cantidad pagadera al fallecimiento de un Propietario del Contrato, Titular o Participante, en caso de Contratos colectivos, antes de que los pagos de anualidad hayan comenzado.

CANTIDAD DE RETIRO ANUAL: La cantidad que se puede retirar en cualquier Ano de Contrato antes de incurrir en cargos de rescate.

CODIGO: El Codigo de Rentas Internas (Internal Revenue Code) de 1986, segun enmiendas.

COMISION: Comision de Valores y Bolsa.

CONTRATO CALIFICADO: Un Contrato que forma parte de un plan de jubilacion calificado fiscalmente o arreglo que califique para el tratamiento fiscal especial segun el Codigo, tal como un plan Section401(k) patrocinado por el patrono o una Anualidad de Jubilacion Individual (IRA).

CONTRATO NO CALIFICADO: Un Contrato que no forma parte de un plan de jubilacion calificado fiscalmente o arreglo que califique para el tratamiento fiscal especial segun el Codigo.

CONTRATOS NO ASIGNADOS: Contratos emitidos a los patronos, u otras entidades, como Propietarios del Contrato segun el cual no se hace ninguna asignacion de Valores de Contrato para un Participante especifico. Los Planes seran responsables de las asignaciones individuales.

CUENTA FIJA: Parte de la Cuenta General de Hartford a la que un Propietario del Contrato puede asignar todo o parte de su Pago de Prima o Valor de Contrato.

CUENTA GENERAL: La Cuenta General de Hartford que consiste en todos los activos de Hartford que no sean los asignados a las cuentas separadas de Hartford.

CUENTA SEPARADA: La cuenta separada de Hartford titulada "Hartford Life Insurance Company Separate Account Two (Cuenta Separada Uno)."

DIA DE VALORACION: Todos los dias en que la Bolsa de Valores de Nueva York esta abierta para operaciones. El valor de la Cuenta Separada se determina al cierre de la Bolsa de Valores de Nueva York (actualmente 4:00 p.m. Hora del Este de los EE.UU.) tales dias.

FECHA DE COMIENZO DE LA ANUALIDAD: La fecha en la que los pagos de la Anualidad han de comenzar. Para un Contrato no asignado colectivo, la fecha para cada participante es determinada por el Propietario del Contrato de acuerdo con los terminos del Plan.

FONDOS: Los Fondos descritos a partir de la pagina 9 de este Prospecto y cualesquier Fondos adicionales que se puedan ofrecer en su momento.

HARTFORD: ITT Hartford Life and Annuity Insurance Company.

IMPUESTO A LA PRIMA: Un impuesto sobre las primas cobrado por un estado o municipalidad sobre los Pagos de Prima o Valores de Contrato.

OFICINA SEDE DE LA COMPANIA: Actualmente ubicada en 200 Hopmeadow Street, Simsbury, CT. Toda la correspondencia concerniente a este Contrato debe enviarse a P.O. Box 5085, Hartford, CT 06102-5085, Atencion: Servicios de Anualidades Individuales.

PAGO DE PRIMA: El pago que se hace a Hartford segun los terminos del Contrato.

PARTICIPANTE (UNICAMENTE PARA CONTRATOS NO ASIGNADOS COLECTIVOS): Cualquier empleado elegible de un Patrono/ Propietario del Contrato participante en el Plan.

PERIODO DE VALORACION: El periodo entre el cierre de operaciones en Dias de Valoracion sucesivos.

PLAN: Un plan voluntario de un patrono u otra persona que califica para tratamiento fiscal especial segun el Codigo.

PROPIETARIO(S) DEL CONTRATO: El (los) propietario(s) del Contrato, fideicomisario u otra entidad, algunas veces denominado aqui como "usted".

SUBCUENTA: Cuentas establecidas dentro de la Cuenta Separada con respecto a un Fondo.

4                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TITULAR CONTINGENTE: La persona asi designada por el Propietario del Contrato, quien al fallecimeinto del Titular, antes de la Fecha de Comienzo de la Anualidad, se convierte en Titular.

TITULAR: La persona o participante sobre cuya vida se emite el Contrato.

UNIDAD DE ACUMULACION: Una unidad de medida contable que se usa para calcular valores antes de comenzar los pagos de anualidades.

UNIDAD DE ANUALIDAD: Una unidad de medida contable usada para calcular el valor de los pagos de la Anualidad.

VALOR DE ANIVERSARIO MAXIMO: Valor que se usa para determinar el Beneficio por Fallecimiento. Se basa en una serie de calculos de Valores de Contrato sobre Aniversarios de Contratos, pagos de primas y rescates parciales, segun se describe en la pagina 16.

VALOR DE TERMINACION: El Valor del Contrato a la terminacion del Contrato antes de la Fecha de Comienzo de la Anualidad, menos los Impuestos de Primas aplicables, la Cuota de Mantenimiento Anual y cualesquier cargos de ventas diferidos contingentes que sean aplicables.

VALOR DEL CONTRATO: El valor agregado de cualesquier Unidades de Acumulacion de Subcuenta mantenidas segun el Contrato, mas el valor de la Cuenta Fija.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5
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                                TABLA DE CUOTAS
                                    RESUMEN

                 Gastos de Transaccion del Propietario del Contrato
                             (Todas las Subcuentas)

 Carga de ventas que se impone en las compras (como porcentaje de los pagos de primas)...........................................  Ninguna
 Cuota bursatil....................................................        $0
 Carga de ventas diferidas (como porcentaje de las cantidades retiradas)
     Primer ano (1)................................................       6%
     Segundo ano...................................................       6%
     Tercer ano....................................................       5%
     Cuarto ano....................................................       5%
     Quinto ano....................................................       4%
     Sexto ano.....................................................       3%
     Septimo ano...................................................       2%
       Octavo ano..................................................       0%
 Cuota del Contrato Anual (2)......................................     $30
 Gastos anuales-Cuenta Separada (como porcentaje del valor de cuenta promedio)
     Riesgo de Mortalidad y Gastos.................................   1.250%

                      Gastos Operativos Anuales del Fondo
                     (como porcentaje de los activos netos)

                                                                          GASTOS
                                                                         TOTALES
                                                    CUOTAS                  DE
                                                      DE       OTROS    OPERACION
                                                  ADMINISTRACION  GASTOS DEL FONDO
                                                  ----------  --------  ----------
 Hartford Bond Fund..............................   0.490%     0.030%     0.520%
 Hartford Stock Fund.............................   0.441%     0.016%     0.457%
 HVA Money Market Fund...........................   0.423%     0.021%     0.444%
 Hartford Advisers Fund..........................   0.615%     0.017%     0.632%
 Hartford Capital Appreciation Fund..............   0.629%     0.017%     0.646%
 Hartford Mortgage Securities Fund...............   0.424%     0.029%     0.453%
 Hartford Index Fund.............................   0.374%     0.019%     0.393%
 Hartford International Opportunities Fund.......   0.691%     0.095%     0.786%
 Hartford Dividend and Growth Fund...............   0.709%     0.017%     0.726%
 Hartford International Advisers Fund............   0.746%     0.214%     0.960%
 Hartford Small Company Fund (3).................   0.577%     0.150%     0.727%

------------------------------
(1) Duracion desde el pago de prima.

(2) La Cuota del Contrato Anual es un solo cargo de $30 sobre un Contrato. Se deduce proporcionalmente de las opciones de inversiones en uso en el momento del cargo. Segun los requisitos de la Ley de 1940, las cuotas de poliza han sido reflejadas en los Ejemplos mediante un metodo que se pretende que muestre el impacto "promedio" de la cuota de poliza sobre una inversion en la Cuenta Separada. La Cuota de Poliza se deduce unicamente cuando el valor acumulado es menor de $50,000. En el ejemplo, la Cuota del Contrato Anual se aproxima como un cargo de activos anual de 0.06% basado en la experiencia de los Contratos.

(3) En 1996, el Hartford Small Company Fund dispenso las cuotas administrativas. En ausencia de esta dispensa, la tasa de gasto total para 1996 hubiera sido 0.880% (anualizada).

EJEMPLO

                               Si usted rescatara su Contrato    Si usted anualizara su Con-       Si no rescatara su Contrato,
                               al final del periodo cor-         trato al final del periodo cor-   usted pagaria los gastos
                               respondiente, usted pagaria los   respondiente, usted pagaria los   siguientes sobre una inversion
                               gastos siguientes sobre una       gastos siguientes sobre una       de $1,000, suponiendo un
                               inversion de $1,000, su-          inversion de $1,000, su-          rendimiento anual sobre ac-
                               poniendo un rendimiento anual     poniendo un rendimiento anual     tivos de 5%:
                               sobre activos de 5%:              sobre activos de 5%:
 SUBCUENTA                     1 ANO  3 ANOS  5 ANOS  10 ANOS    1 ANO  3 ANOS  5 ANOS  10 ANOS    1 ANO  3 ANOS  5 ANOS  10 ANOS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Hartford Bond Fund...........  $ 79   $ 108   $ 140    $ 216     $ 18   $  57   $  99    $ 215     $ 19   $  58   $ 100    $ 216
 Hartford Stock Fund..........    78     106     137      209       17      55      96      209       18      56      97      209
 HVA Money Market Fund........    78     106     136      208       17      55      95      207       18      56      96      208
 Hartford Advisers Fund.......    80     112     146      228       19      61     105      227       20      62     106      228
 Hartford Capital Appreciation
   Fund.......................    80     112     146      230       19      61     106      229       20      62     106      230
 Hartford Mortgage Securities
   Fund.......................    78     106     136      209       17      55      96      208       18      56      96      209
 Hartford Index Fund..........    77     104     133      202       17      53      92      202       17      54      93      202
 Hartford International
   Opportunities Fund.........    81     116     154      245       21      66     113      244       21      66     114      245
 Hartford Dividend and Growth
   Fund.......................    81     114     151      238       20      64     110      237       21      64     111      238
 Hartford International
   Advisers Fund..............    83     122     163      263       23      71     122      262       23      72     123      263
 Hartford Small Company
   Fund.......................    81     114     N/A      N/A       20      64     N/A      N/A       21      64     N/A      N/A

    El proposito de esta tabla es ayudar al Propietario del Contrato a entender los diversos costos y gastos en que incurrira un Propietario de Contrato directa
o indirectamente. La tabla refleja gastos de la Cuenta Separada y de los Fondos subyacentes. Se podria aplicar tambien impuestos sobre primas.

    Este EJEMPLO no se debe considerar como una afirmacion sobre los gastos pasados o futuros, y los gastos reales pueden ser mayores o menores que los mostrados.

6                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                      VALORES DE LA UNIDAD DE ACUMULACION
      (PARA UNA UNIDAD DE ACUMULACION CIRCULANTE DURANTE TODO EL PERIODO)

    La informacion siguiente, en la medida en que se relacione con el periodo que finalizo el 31 de diciembre de 1996, ha sido examinada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe se incluye en la Declaracion de Informacion Adicional, la cual se incorpora como referencia a este Prospecto.

                                                              ANO FINALIZADO EL 31 DE DICIEMBRE DE
                                                            ----------------------------------------
                                                             1996     1995        1994        1993
                                                            -------  -------     -------     -------
BOND FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.880   $1.607      $1.694      $1.556(a)
Valor de la unidad de acumulacion al final del periodo....   $1.922   $1.880      $1.607      $1.694
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................   76,247   48,354      33,950      23,803
STOCK FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $2.887   $2.180      $2.250      $1.993(a)
Valor de la unidad de acumulacion al final del periodo....   $3.547   $2.887      $2.180      $2.250
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................  317,416  186,727     110,928      60,431
MONEY MARKET FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.528   $1.462      $1.424      $1.401(a)
Valor de la unidad de acumulacion al final del periodo....   $1.587   $1.528      $1.462      $1.424
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................  110,350   66,468      30,871      14,881
ADVISERS FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $2.523   $1.991      $2.072      $1.870(a)
Valor de la unidad de acumulacion al final del periodo....   $2.905   $2.523      $1.991      $2.072
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................  784,326  645,105     414,318     244,980
CAPITAL APPRECIATION FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $3.364   $2.615      $2.583      $2.165(a)
Valor de la unidad de acumulacion al final del periodo....   $4.010   $3.364      $2.615      $2.583
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................  353,466  216,591     116,535      58,645
MORTGAGE SECURITIES FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.878   $1.637      $1.685      $1.604(a)
Valor de la unidad de acumulacion al final del periodo....   $1.949   $1.878      $1.637      $1.685
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................   38,304   31,288      20,674      28,380
INDEX FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $2.359   $1.750      $1.755      $1.629(a)
Valor de la unidad de acumulacion al final del periodo....   $2.845   $2.359      $1.750      $1.755
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................   77,074   32,779      12,030       7,491
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.329   $1.181      $1.220      $0.924(a)
Valor de la unidad de acumulacion al final del periodo....   $1.482   $1.329      $1.181      $1.220
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................  326,954  222,606     175,763      66,084
DIVIDEND AND GROWTH FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.359   $1.009      $1.000(b)
Valor de la unidad de acumulacion al final del periodo....   $1.650   $1.359      $1.009
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................  301,767  101,085      21,973
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.146   $1.000(c)
Valor de la unidad de acumulacion al final del periodo....   $1.266   $1.146
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................   56,743   10,717
SMALL COMPANY FUND SUB-ACCOUNT
Valor de la unidad de acumulacion al comienzo del
 periodo..................................................   $1.000(d)
Valor de la unidad de acumulacion al final del periodo....   $1.066
Numero de unidades de acumulacion circulantes al final del
 periodo (en miles).......................................   24,397

(a) Fecha de creacion 1 de mayo de 1993.

(b) Fecha de creacion 8 de marzo de 1994.

(c) Fecha de creacion 1 de marzo de 1995.

(d) Fecha de creacion 9 de agosto de 1996.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7
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-------------------------------------------
                                  INTRODUCCION

    Este Prospecto ha sido disenado para proporcionarle la informacion necesaria para que tome una decision sobre la compra de un Contrato de Anualidad Variable de impuesto diferido, individual o colectivo, ofrecido por ITT Hartford Life and Annuity Insurance Company ("Hartford") en la Cuenta Fija y/o en una serie de Cuenta Separada Uno. (Vea "ITT Hartford Life and Annuity Insurance Company," pagina 8 "Los Contratos," pagina 12 y "La Cuenta Separada," pagina 8.) Por favor lea el Glosario de Terminos Especiales en las paginas 3 y 4 antes de leer este Prospecto para familiarizarse con los terminos en uso.

    Los Contratos estan disponibles para que los compren individuos o grupos tanto de manera no calificada como calificada. La edad maxima de emision para el Contrato es 85 anos. (Vea "Los Contratos," pagina 12.) Generalmente, el Pago de Prima inicial minimo es de $1,000. De ahi en adelante, el pago minimo es $500. No hay deduccion por gastos de ventas de Pagos de Prima cuando se hacen. Se hara una deduccion para Impuestos estatales sobre Primas para Contratos vendidos en ciertos estados. (Vea "Cargos segun los Contratos," pagina 14.)

    Generalmente, los Contratos se compran llenando y presentando una solicitud u orden de compra, junto con el Pago de Prima inicial, a Hartford para su aprobacion. Generalmente, un Propietario del Contrato puede ejercer su derecho de cancelar el Contrato dentro de diez dias de la entrega del Contrato devolviendo el Contrato a Hartford a su Oficina Sede. Si el Propietario del Contrato ejerce su derecho a cancelar, Hartford devolvera el Valor del Contrato
o los Pagos de Prima originales al Propietario del Contrato. La duracion del periodo de derecho a cancelar y la obligacion de Hartford de devolver el Valor del Contrato o el Pago de Prima original dependera de la ley estatal.

    Las opciones de inversion para los Contratos son los Hartford Advisers Fund, Inc., Hartford Bond Fund, Inc., Hartford Capital Appreciation Fund, Inc., Hartford Dividend and Growth Fund, Inc., Hartford Index Fund, Inc., Hartford International Advisers Fund, Inc., Hartford International Opportunities Fund, Inc., Hartford Mortgage Securities Fund, Inc., Hartford Small Company Fund, Inc., Hartford Stock Fund, Inc., HVA Money Market Fund, Inc., y aquellos otros fondos que se ofrezcan en su momento (los "Fondos"), y la Cuenta Fija. (Vea "Los Fondos," pagina 9, y "La Cuenta Fija," pagina 10.) Con ciertas limitaciones, los Propietarios de Contratos pueden asignar sus Pagos de Prima y Valores de Contratos a una opcion o a una combinacion de estas opciones de inversion y transferir entre las opciones de inversion. (Vea "Transferencias entre Subcuentas/Cuenta Fija," pagina 13.)

    Una Cuota de Mantenimiento Anual por la cantidad de $30.00 se deduce de los Valores de Contrato cada Ano de Contrato (no se aplica a Contratos con Valores de Cuenta de $50,000 o mas, o bajo otras circunstancias a exclusiva discrecion de Hartford) y hay un cargo de riesgo de mortalidad y gasto de 1.25% anual que se aplica contra todos los Valores de Contratos mantenidos en la Cuenta Separada. (Vea "Cargos segun los Contratos," pagina 14.) Finalmente, los Fondos estan sujetos a ciertas cuotas, cargos y gastos (vea el Prospecto de los Fondos que se adjunta).

    Los Contratos se pueden rescatar, o partes del valor de los Contratos se pueden retirar, en cualquier momento antes de la Fecha de Comienzo de la Anualidad. (Vea los "Beneficios de Rescate," pagina 16.) Sin embargo, se puede imponer un cargo de ventas diferido contingente sobre los Valores de Contrato cuando se les rescata. Los cargos de ventas diferidos contingentes no se impondran en ciertos casos, incluyendo retiros de hasta la cantidad de retiro anual y el pago de Beneficios por Fallecimiento. (Vea "Cargos segun los Contratos," pagina 14.)

    El Contrato estipula un minimo de beneficio por fallecimiento en caso del fallecimiento de un Titular o Propietario del Contrato antes de que los pagos de Anualidad hayan comenzado (vea "Beneficios por Fallecimiento," pagina 15). Hay varias opciones de anualidad disponibles segun el Contrato para su seleccion por el Propietario del Contrato de manera fija o variable. En ausencia de una seleccion de opcion de anualidad, el Valor de Contrato (menos los Impuestos sobre Primas correspondientes) se aplicara en la Fecha de Comienzo de la Anualidad para proporcionar una anualidad vitalicia con 120 pagos mensuales ciertos (vea "Beneficios de Anualidad," pagina 17).

    El Contrato se puede vender directamente a ciertos individuos bajo ciertas circunstancias que no involucren el pago de ninguna compensacion de ventas a un representante registrado. En tal caso, Hartford acreditara el Contrato con un 5.0% adicional del Pago de Prima. Este porcentaje adicional de Pago de Prima no afecta en modo alguno los cargos, derechos, beneficios o valores actuales, presentes o futuros, de otros Propietarios de Contratos. La clase de individuos siguiente es elegible para esta opcion: (1) funcionarios, directores, fideicomisarios y empleados, actuales o jubilados (y sus familias) de la casa matriz maxima y filiales de Hartford; y (2) empleados y representantes registrados (y sus familias) de corredores y negociadores (o instituciones financieras afiliadas con ellos) que tengan un acuerdo de ventas con Hartford y su suscriptor principal para vender el Contrato.

8                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                HARTFORD, CUENTA
                            SEPARADA UNO, LA CUENTA
                               FIJA Y LOS FONDOS

--------------------------------
                             ITT HARTFORD LIFE AND
                           ANNUITY INSURANCE COMPANY

    ITT Hartford Life and Annuity Insurance Company ("Hartford") es una compania por acciones de seguros de vida involucrada en el negocio de suscribir seguros de vida y anualidades, tanto individuales como colectivas, en todos los estados de los Estados Unidos, excepto Nueva York, y el Distrito de Columbia. El 1 de enero de 1998, el nombre de Hartford cambiara a Hartford Life and Annuity Insurance Company. Hartford se constituyo originalmente como sociedad anonima segun las leyes de Wisconsin el 9 de enero de 1956, y posteriormente se redomicilio en Connecticut. Sus oficinas se ubican en Simsbury, Connecticut; sin embargo, su direccion postal es P.O. Box 2999, Hartford, CT 06104-2999. Hartford es una subsidiaria de Hartford Fire Insurance Company, una de las companias aseguradoras de lineas multiples mas grandes de los Estados Unidos. Hartford es propiedad de ultima instancia de ITT Hartford Group, Inc., una sociedad anonima de Delaware. Pendiente la aprobacion de los accionistas el 2 de mayo de 1997, el nombre de ITT Hartford Group, Inc. cambiara a The Hartford Financial Services Group, Inc.

    Hartford tiene una calificacion crediticia A+ (superior) por A.M. Best and Company, Inc., en virtud de su solidez financiera y desempeno operativo. Hartford tiene una calificacion crediticia AA por Standard & Poor's y AA+ por Duff and Phelps, en virtud de su capacidad de pago de reclamos. Estas calificaciones no se aplican al desempeno de inversion de las Subcuentas de la Cuenta Separada. Las calificaciones se aplican a la capacidad de Hartford para satisfacer sus obligaciones de seguros, incluyendo aquellas descritas en este Prospecto.

---------------------------------------------------
                              CUENTA SEPARADA UNO

    La Cuenta Separada se establecio el 20 de mayo de 1991. Es la Cuenta Separada en la que Hartford reserva e invierte los activos atribuibles a los Contratos de anualidad variable, incluyendo los Contratos vendidos segun este Prospecto. Hartford mantiene los activos de la Cuenta Separada bajo un acuerdo de salvaguarda. Aunque la Cuenta Separada es una parte integral de Hartford, se le registra como un fideicomiso de inversion unitario bajo la Ley de Companias de Inversion (Investment Company Act) de 1940. Este registro no involucra, sin embargo la supervision de la Comision de la administracion ni de las practicas o politicas de inversion de la Cuenta Separada ni de Hartford. La Cuenta Separada satisface la definicion de "cuenta separada" de la ley federal de valores.

    Su inversion en la Cuenta Separada se asigna a una o mas Subcuentas segun sus especificaciones. Cada Subcuenta se invierte exclusivamente en los activos de un Fondo subyacente. Hartford se reserva el derecho, con sujecion al cumplimiento de la ley, de sustituir las acciones de cualquier otra compania de inversiones registrada por las acciones de cualquier Fondo ya comprado o por comprar en el futuro por la Cuenta Separada, siempre y cuando la sustitucion haya sido aprobada por la Comision.

    Los Pagos de Prima netos y los productos de transferencias entre las Subcuentas se aplican a la compra de acciones en el Fondo adecuado al valor de activo neto determinado al final del Periodo de Valoracion durante el que los pagos se recibieron o se hizo la transferencia. Todas las distribuciones del Fondo se reinvirtieron al valor de activo neto. El valor de su inversion variara por ende de acuerdo con el ingreso neto y la fluctuacion en las inversiones individuales dentro de la cartera o carteras del Fondo subyacente. Durante el periodo de pago de la Anualidad Variable, tanto sus pagos de Anualidad como los valores de reserva variaran de acuerdo con estos factores.

    Segun la ley de Connecticut, los activos de la Cuenta Separada atribuibles a los Contratos ofrecidos por este Prospecto se mantienen para beneficio de los propietarios, y las personas con derechos sobre los pagos bajo tales Contratos. Los ingresos, ganancias y perdidas, realizados o no, de los activos asignados a la Cuenta Separada, se acreditan o cargan, de acuerdo con los Contratos, a la Cuenta Separada. Ademas, los activos en la Cuenta Separada no son debitables con pasivos que resulten de cualquier otro negocio que Hartford pudiera dirigir. Los Valores del Contrato asignados a la Cuenta Separada no se ven afectados por la tasa de rendimiento de la Cuenta General de Hartford, ni por el desempeno de la inversion de ninguna de las otras cuentas separadas de Hartford.La Cuenta Separada puede estar sujeta a obligaciones resultantes de una Subcuenta de la Cuenta Separada cuyos activos sean atribuibles a otros Contratos de anualidad variables o polizas de seguros de vida variables ofrecidas por la Cuenta Separada que no se describan en este Prospecto. Sin embargo, todas las obligaciones que surjan segun los Contratos son obligaciones corporativas generales de Hartford.

    Hartford no garantiza los resultados de inversion de las Cuentas Separadas ni de ninguna de las inversiones subyacentes. No hay seguridad de que el valor de un Contrato durante los anos anteriores a la jubilacion o la cantidad agregada de los pagos de Anualidad Variable igualara el total de Pagos de Prima hechos segun el Contrato. Dado que cada Fondo subyacente tiene diferentes objetivos de inversion, cada uno esta sujeto a riesgos

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9
--------------------------------------------------------------------------------

diferentes. Estos riesgos se describen mas plenamente en los prospectos de los Fondos anexos.

---------------------------------------------------
                                   LOS FONDOS

    Todos los Fondos son patrocinados por Hartford y se constituyen como sociedades anonimas segun las leyes del Estado de Maryland. HL Investment Advisors, Inc. ("HL Advisors") sirve como asesor de inversiones para cada uno de los Fondos Hartford.

    Wellington Management Company, LLP sirve como asesor de subinversion para Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Small Company Fund y Hartford Stock Fund.

    Ademas, HL Advisors ha contraido un acuerdo de servicios de inversion con The Hartford Investment Management Company, Inc. ("HIMCO"), segun el cual HIMCO proporcionara ciertos servicios de inversion a Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund y HVA Money Market Fund.

    Una descripcion completa de los Fondos, sus politicas y restricciones de inversion, riesgos, cargos y gastos, y todos los demas aspectos de su operacion esta contenida en el Prospecto de los Fondos anexo, que se debe leer junto con este Prospecto antes de invertir, y en la Declaracion de Informacion Adicional de los Fondos que pueden ser pedidos a Hartford. Los Fondos pueden no estar disponibles en todos los estados.

    Dependiendo del lugar en que compre el Contrato, otras opciones de inversiones pueden estar disponibles.

    Los objetivos de inversion de cada uno de los Fondos son los siguientes:

 HARTFORD ADVISERS FUND, INC.

    Busca una tasa de rendimiento total a largo plazo consistente con un riesgo de inversion prudente invirtiendo en acciones comunes y otros valores accionarios, bonos y otros valores de deuda, e instrumentos del mercado de dinero.

 HARTFORD BOND FUND, INC.

    Busca un ingreso corriente maximo consistente con la preservacion del capital invirtiendo principalmente en valores de renta fija. Hasta 20% de los activos totales de este Fondo pueden invertirse en valores de deuda calificados en la categoria mas alta por debajo del grado de inversion ("Ba" por Moody's Investor Services, Inc. o "BB" por Standard & Poor's) o, si no tienen calificacion, que el asesor de inversiones del Fondo determine que son de calidad comparable. Los valores con calificacion inferior a grado de inversion son llamados comunmente "valores de alto rendimiento y alto riesgo" o "bonos chatarra" ("junk bonds"). Para obtener mayor informacion sobre los riesgos asociados con la inversion en tales valores, consulte por favor la seccion del prospecto anexo para los Fondos titulada "Hartford Bond Fund, Inc. -- Politicas de Inversion."

 HARTFORD CAPITAL APPRECIATION FUND, INC.

    Busca el crecimiento del capital invirtiendo en valores seleccionados unicamente sobre la base del potencial para la apreciacion del capital; los ingresos, si los hay, son una consideracion incidental.

 HARTFORD DIVIDEND AND GROWTH FUND, INC.

    Busca un alto nivel de ingresos corrientes consistentes con el crecimiento del capital y un riesgo de inversion razonable.

 HARTFORD INDEX FUND, INC.

    Busca proporcionar resultados de inversion que se aproximen al precio y desempeno de rendimientos de las acciones comunes negociadas en bolsa, de manera agregada, como lo representa el Indice Compuesto de Precios de Acciones Standard & Poor's 500.*

 HARTFORD INTERNATIONAL ADVISERS FUND, INC.

    Busca el rendimiento total maximo a largo plazo consistente con un riesgo de inversion prudente.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.

    Busca una tasa de rendimiento total a largo plazo consistente con un riesgo de inversion prudente a traves de la inversion principalmente en valores accionarios emitidos por companias noestadounidenses.

 HARTFORD MORTGAGE SECURITIES FUND, INC.

    Busca un ingreso corriente maximo consistente con la seguridad del principal y el mantenimiento de la liquidez invirtiendo principalmente en valores hipotecarios, incluyendo valores emitidos por la Asociacion Hipotecaria Nacional Gubernamental (GNMA, siglas en ingles).

 HARTFORD SMALL COMPANY FUND, INC.

    Busca el crecimiento del capital invirtiendo principalmente en valores accionarios seleccionados sobre la base de su potencial de apreciacion del capital.

* *"STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," Y "500" SON MARCAS COMERCIALES DE THE MCGRAW-HILL COMPANIES, INC. Y HARTFORD LIFE INSURANCE COMPANY HA OBTENIDO LICENCIA PARA USARLAS. EL HARTFORD INDEX FUND ("FONDO INDICE") NO ESTA PATROCINADO, ENDOSADO, VENDIDO NI PROMOVIDO POR STANDARD & POOR'S, Y STANDARD & POOR'S NO HACE NINGUNA ASEVERACION EN RELACION CON LA CONVENIENCIA DE INVERTIR EN EL INDEX FUND.

10                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 HARTFORD STOCK FUND, INC.

    Busca el crecimiento del capital a largo plazo principalmente a traves de la apreciacion del capital, con el ingreso como consideracion secundaria, invirtiendo principalmente en valores accionarios.

 HVA MONEY MARKET FUND, INC.

    Busca ingreso corriente maximo consistente con la liquidez y la preservacion del capital.

    DERECHOS DE VOTO -- Hartford es el propietario legal de todas las acciones del Fondo mantenidas en la Cuenta Separada. Como propietario, Hartford tiene el derecho de votar en todas las asambleas de accionistas de los Fondos. Sin embargo, en la medida permitida por las leyes o reglamentos de valores federales, Hartford:

1. Votara todas las acciones del Fondo atribuibles a un Contrato de acuerdo con las instrucciones recibidas del Propietario del Contrato y

2. Votara las acciones atribuibles a un Contrato para el que no haya recibido instrucciones de voto en la misma proporcion que las acciones para las que recibio instrucciones.

    Si alguna de las leyes o reglamentos de valores federales, o su interpretacion actual cambia para permitir a Hartford votar las acciones del Fondo por su propio derecho, Hartford podria elegir hacerlo.

    Hartford enviara materiales de cartas poder y un formulario de instruccion por medio del cual usted puede instruir a Hartford en relacion con la votacion de las acciones del Fondo mantenidas en su cuenta.

    En conexion con el voto de las acciones del Fondo mantenidas por el, Hartford arreglara para el manejo y conteo de los poderes recibidos de los Propietarios del Contrato. Hartford como tal no tendra derecho, excepto segun se estipule aqui, a votar ninguna de las acciones del Fondo mantenidas por el que pueda estar registrada en su nombre o en los nombres de sus denominados. Sin embargo, Hartford votara las acciones del Fondo mantenidas por el de acuerdo con las instrucciones recibidas de los Propietarios de Contratos para cuyas cuentas se mantengan acciones del Fondo. Si un Propietario del Contrato desea asistir a alguna asamblea en la que las acciones mantenidas a beneficio del Propietario del Contrato se puedan votar, el Propietario del Contrato puede solicitar a Hartford que suministre un poder o arregle de algun otro modo para el ejercicio de los derechos de voto con respecto a las acciones del Fondo mantenidas para tal cuenta del Propietario del Contrato. Hartford votara las acciones para las que no haya recibido instrucciones y las acciones no atribuibles a los Propietarios del Contrato (es decir, acciones poseidas por Hartford) en la misma proporcion en que vota las acciones del Fondo para las que haya recibido instrucciones. Durante el periodo de la Anualidad bajo un Contrato, el numero de votos decrecera en la medida en que los activos mantenidos para financiar los beneficios de Anualidad decrezcan.

    Los Fondos estan disponibles unicamente para servir como inversion subyacente para Contratos de anualidad variable y de seguro de vida variable emitidos por Hartford. Es concebible que, en el futuro, pueda ser desventajoso para las cuentas separadas de anualidad y las cuentas separadas de seguro de vida invertir en los Fondos simultaneamente. Aunque Hartford y los Fondos no preveen actualmente ninguna de tales desventajas para los Propietarios del Contrato de anualidad variable o propietarios de poliza de seguro de vida, el Consejo de Directores de los Fondos pretende monitorear los eventos para identificar cualquier conflicto sustancial entre tales Propietarios del Contrato y de Poliza y determinar que accion, en su caso, se debe emprender en respuesta a ello. Si el Consejo de Directores de los Fondos concluyera que se debe establecer fondos separados para las cuentas separadas de seguro de vida variable y para anualidad variable, los Propietarios del Contrato de anualidad variable no incurriran en ningun gasto relacionado con el establecimiento de tales fondos separados.

---------------------------------------------------
                                 LA CUENTA FIJA

    LA PORCION DEL CONTRATO RELACIONADA CON LA CUENTA FIJA NO ESTA REGISTRADA SEGUN LA LEY DE VALORES DE 1933 ("LEY DE 1933") Y LA CUENTA FIJA NO ESTA REGISTRADA COMO UNA COMPANIA DE INVERSIONES SEGUN LA LEY DE COMPANIAS DE INVERSION DE 1940 ("LEY DE 1940"). DE ACUERDO CON ELLO, NI LA CUENTA FIJA NI LOS INTERESES SOBRE ELLA ESTAN SUJETOS A LAS ESTIPULACIONES O RESTRICCIONES DE LA LEY DE 1933 Y LA LEY DE 1940, Y LA ENTREGA DE INFORMACION SOBRE LA CUENTA FIJA NO HA SIDO REVISADA POR EL PERSONAL DE LA COMISION DE VALORES Y BOLSA. LA SIGUIENTE INFORMACION ACERCA DE LA CUENTA FIJA PUEDE ESTAR SUJETA A CIERTAS ESTIPULACIONES GENERALMENTE APLICABLES DE LAS LEYES FEDERALES DE VALORES EN RELACION CON LA EXACTITUD E INTEGRIDAD DE LA INFORMACION.

    Los Pagos de Primas y Valores de Contrato asignados a la Cuenta Fija se convierten en parte de los activos generales de Hartford. Hartford invierte los activos de la Cuenta General de acuerdo con la ley correspondiente que rige las inversiones de las Cuentas Generales de las Companias de Seguros.

    En la actualidad, Hartford garantiza que acreditara el interes a una tasa no menor de 3% anual, capitalizado anualmente, a cantidades asignadas a la Cuenta Fija segun los Contratos. Sin embargo, Hartford se reserva el derecho a cambiar la tasa de acuerdo con la ley de seguros estatal.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11
--------------------------------------------------------------------------------

Hartford puede acreditar interes a una tasa mayor de 3% anual. No existe ninguna formula especifica para determinar el exceso de creditos de interes. Algunos de los factores que la Compania puede considerar al determinar si acredita el exceso de interes a las cantidades asignadas a la Cuenta Fija y la cantidad de el, son las tendencias economicas generales, las tasas de rendimiento actualmente disponibles y anticipadas en las inversiones de la Compania, requisitos de caracter reglamentario y fiscal, y factores de tipo competitivo.

    CUALQUIER INTERES ACREDITADO A CANTIDADES ASIGNADAS A LA CUENTA FIJA EN EXCESO DE 3% ANUAL SE DETERMINARA A LA EXCLUSIVA DISCRECION DE LA COMPANIA. EL PROPIETARIO ASUME EL RIESGO DE QUE EL INTERES ACREDITADO A LAS ASIGNACIONES DE LA CUENTA FIJA NO EXCEDA LA GARANTIA MINIMA DE 3% PARA UN ANO DADO.

---------------------------------------------------
                            INFORMACION RELACIONADA
                                CON EL DESEMPENO

    La Cuenta Separada puede anunciar cierta informacion relacionada con el desempeno de sus Subcuentas. La informacion de desempeno acerca de una Subcuenta se basa unicamente en el desempeno anterior de tal Subcuenta y no es indicacion del desempeno futuro.

    Las Subcuentas de Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund, Hartford Stock Fund y HVA Money Market Fund Subcuentas pueden incluir el rendimiento total en la publicidad y otros materiales.

    Cuando una Subcuenta anuncia su rendimiento total estandarizado, se calculara generalmente para un ano, cinco anos, y diez anos o algun otro periodo relevante si la Subcuenta no ha estado en existencia durante por lo menos diez anos. El rendimiento total se mide comparando el valor de una inversion en la Subcuenta al comienzo del periodo relevante con el valor de la inversion al final del periodo (suponiendo la deduccion de cualquier cargo de ventas diferido contingente que se adeudara si la inversion se amortizara al final del periodo).

    Ademas del rendimiento total estandarizado, la Subcuenta puede anunciar un rendimiento total no estandarizado. Por lo general, esta cifra se calculara para un ano, cinco anos y diez anos u otros periodos. El rendimiento total no estandarizado se mide de la misma manera que el rendimiento total estandarizado antes descrito, excepto que el cargo de ventas diferido contingente y la Cuota de Mantenimiento Anual no se deducen. Por consiguiente, el rendimiento total no estandarizado para una Subcuenta es mayor que el rendimiento total estandarizado para tal Subcuenta.

    Las Subcuentas del Hartford Bond Fund y del Hartford Mortgage Securities Fund pueden anunciar redito ademas del rendimiento total. El redito se calculara de la siguiente manera: El ingreso de inversion neto por unidad ganado durante un periodo mensual reciente dividido por el valor unitario en el ultimo dia del periodo. Esta cifra refleja los cargos recurrentes a nivel de Cuenta Separada incluyendo la cuota de mantenimiento anual.

    La Subcuenta del HVA Money Market Fund puede anunciar redito y redito efectivo. El redito de una Subcuenta se basa en el ingreso percibido por la Subcuenta en un periodo de siete dias y luego anualizado, es decir, el ingreso percibido en el periodo se supone que sea percibido cada siete dias durante un periodo de 52 semanas y declarado como un porcentaje de la inversion. El redito efectivo se calcula de manera semejante pero cuando se anualiza, el ingreso percibido por la inversion se supone que se reinvierte en unidades de la Subcuenta y se capitaliza de este modo en el curso de un periodo de 52 semanas. El redito y el redito efectivo reflejan los cargos recurrentes a nivel de Cuenta Separada incluyendo la cuota de mantenimiento anual.

    La Cuenta Separada puede ademas anunciar redito, rendimiento total estandar y rendimiento total no estandar para periodos anteriores a la fecha de comienzo de operaciones de la Cuenta Separada. Para periodos anteriores a la fecha de comienzo de operaciones de la Cuenta Separada, la informacion de desempeno de las Subcuentas se calculara con base en el desempeno de los Fondos subyacentes y el supuesto de que las Subcuentas estaban en existencia para los mismos periodos que aquellos de los Fondos subyacentes, con un nivel de cargos igual a aquellos impuestos actualmente a las Subcuentas.

    Hartford puede proporcionar informacion sobre varios topicos a los Propietarios del Contrato y posibles Propietarios de Contratos en el material publicitario y de ventas y en otros materiales. Estos topicos pueden incluir la relacion entre sectores de la economia y la economia en su conjunto y su efecto sobre varios mercados de valores, estrategias y tecnicas de inversion (tales como inversion en valor, promedio de costo en dolares y asignacion de activos), las ventajas y desventajas de invertir en instrumentos con ventajas fiscales y gravables, perfiles de cliente y escenarios de compra hipoteticos, administracion financiera y planificacion de impuestos y de jubilacion, y otras alternativas de inversion, incluyendo comparaciones entre los Contratos y las caracteristicas y mercado de tales alternativas.

12                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                                 LOS CONTRATOS

--------------------------------
                              CONTRATOS OFRECIDOS

    Los Contratos son Contratos de Anualidad Variable con impuestos diferidos, individuales o colectivos, disenados para fines de planificacion de la jubilacion y cualquier individuo, grupo o fideicomiso los puede comprar, incluyendo cualquier fideicomisario, custodio de un plan de jubilacion calificado segun las Secciones 401(a) o 403(a) del Codigo; planes de compra de anualidades adoptados por sistemas escolares publicos y ciertas organizaciones exentas de impuestos segun la Seccion 403(b) del Codigo; Anualidades de Jubilacion Individuales adoptadas segun la Seccion 408 del Codigo; planes de pension de los empleados establecidos para empleados por estado, subdivision politica de un estado, o una agencia o dependencia de un estado o subdivision politica de un estado y ciertos planes de compensacion diferida elegibles segun la Seccion 457 del Codigo ("Contratos Calificados").

---------------------------------------------------
                               PAGOS DE PRIMAS Y
                             ASIGNACIONES INICIALES

    El Pago de Prima minimo inicial es $1,000. De ahi en adelante, el Pago de Prima minimo es $500. Ciertos planes pueden hacer pagos periodicos mas pequenos. Cada Pago de Prima se puede dividir entre las diversas Subcuentas y/o la Cuenta Fija con sujecion a las cantidades minimas vigentes.

    DERECHOS DE REEMBOLSO -- Si usted no esta satisfecho con su compra, puede cancelar el Contrato devolviendolo dentro de diez dias (o mas dias en algunos estados) despues de recibirlo. El Contrato debe ir acompanado de una solicitud escrita de cancelacion. En tal caso, Hartford le pagara, sin deduccion de ninguno de los cargos normalmente impuestos segun el mismo, una cantidad igual al Valor del Contrato a la fecha de recibo de la solicitud de cancelacion. Usted asume el riesgo de inversion durante el periodo anterior al recibo por parte de la Compania de la solicitud de cancelacion. Hartford reembolsara la prima pagada unicamente para Anualidades de Jubilacion Individuales (si se les devuelve dentro de siete dias de recibidas) y en aquellos estados en los que la ley lo requiere.

    ACREDITACION Y VALORACION -- El saldo del Pago de Prima inicial restante despues de deducido cualquier Impuestos de Prima aplicable se acredita a su Contrato dentro de dos dias habiles de recibida una solicitud debidamente llenada o una orden de compra de un Contrato y el Pago de Prima inicial por Hartford a su Oficina Sede, P.O. Box 5085, Hartford, CT 06102-5085. Se le acreditara a la(s) Subcuenta(s) y/o Cuenta Fija de acuerdo con su eleccion. Si la solicitud u otra informacion es incompleta al recibirse, el saldo del Pago de Prima inicial, despues de la deduccion de cualquier Impuesto sobre Primas, se acreditara a la(s) Subcuenta(s) o Cuenta Fija dentro de cinco dias habiles de su recibo. Si el Pago de Prima inicial no se acredita dentro de cinco dias habiles, el pago de Prima se devolvera de inmediato a menos que usted haya sido informado de la demora y solicite que el Pago de Prima no se devuelva.

    El numero de Unidades de Acumulacion en cada subcuenta por acreditarse a un Contrato se determinara dividiendo la parte del Pago de Prima que se acredita a cada Subcuenta por el valor de una Unidad de Acumulacion en esa Subcuenta a tal fecha.

    Los Pagos de Prima subsiguientes se valoran el Dia de Valoracion recibido por Hartford en su Oficina Sede, u otras oficinas administrativas designadas.

---------------------------------------------------
                               VALOR DEL CONTRATO

    El valor de las inversiones de Subcuenta segun su Contrato en cualquier momento antes del comienzo de los pagos de Anualidad se puede determinar multiplicando el numero total de Unidades de Acumulacion acreditados a su Contrato en cada Subcuenta por los valores de la Unidad de Acumulacion entonces corrientes para la Subcuenta correspondiente. El valor de la Cuenta Fija segun su Contrato sera la cantidad asignada a la Cuenta Fija mas el interes acreditado. Se le avisara por lo menos semestralmente del numero de Unidades de Acumulacion acreditadas a cada Subcuenta, los valores de las Unidades de Acumulacion corrientes, el valor de la Cuenta Fija y el valor total de su Contrato.

    VALORES DE LA UNIDAD DE ACUMULACION -- El valor de la Unidad de Acumulacion para cada Subcuenta variara para reflejar la experiencia de inversion de un Fondo aplicable y se determinara en cada Dia de Valoracion multiplicando el valor de la Unidad de Acumulacion de la Subcuenta particular al Dia de Valoracion anterior por un "Factor de Inversion Neto" para tal Subcuenta para el Periodo de Valoracion finalizado entonces. El "Factor de Inversion Neto" para cada una de las Subcuentas es igual a (a) el valor de activo neto por accion del Fondo correspondiente al final del Periodo de Valoracion (mas la cantidad por accion de cualesquier dividendos o ganancias de capital distribuidas por dicho Fondo si la fecha del ex dividendo ocurre en el Periodo de Valoracion entonces finalizado) dividido por el valor de activo neto por accion del Fondo correspondiente al comienzo del Periodo de Valoracion, menos (b) el cargo por riesgo de mortalidad y gasto y el cargo administrativo anteriormente descrito. Usted debe consultar el prospecto para cada uno de los Fondos anexo a este Prospecto para una descripcion de la forma en que los activos de cada Fondo se valoran dado que cada determinacion tiene que ver directamente con el valor de la Unidad de Acumulacion de la Subcuenta y, por ende, con el

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13
--------------------------------------------------------------------------------

valor del Contrato. El Valor de la Unidad de Acumulacion se ve afectado por el desempeno del (de los) Fondo(s) subyacentes, los gastos y deduccion de los cargos descritos en este Prospecto.

    VALORACION DE LAS ACCIONES DEL FONDO -- Las acciones del Fondo se valoran a su valor de activo neto en cada Dia de Valoracion. En el prospecto de los Fondos que se anexa se puede hallar una descripcion completa del metodo de valoracion de las acciones del Fondo.

    VALORACION DE LA CUENTA FIJA -- Hartford determinara el valor de la Cuenta Fija acreditando el interes a las cantidades asignadas a la Cuenta Fija.

---------------------------------------------------
                            TRANSFERENCIAS ENTRE LAS
                             SUBCUENTAS/CUENTA FIJA

    Usted puede transferir los valores de sus asignaciones de Subcuenta de una o mas Subcuentas a otra sin cargos. Sin embargo, Hartford se reserva el derecho a limitar el numero de transferencias a doce (12) por ano de Contrato, sin que ocurran dos (2) transferencias en Dias de Valoracion Consecutivos. Se puede hacer transferencias por telefono por parte de un Propietario de Contrato o de un apoderado segun carta poder llamando al (800) 862-6668 o por el agente de registro llamando al (800) 862-7155. Las transferencias telefonicas pueden no estar permitidas en algunos estados para sus residentes que compren anualidades variables.

    La politica de Hartford y sus agentes y filiales es que ellos no se haran responsables de perdidas que resulten de acatar los pedidos telefonicos que se crea razonablemente que son genuinos. Hartford empleara procedimientos razonables para confirmar que las instrucciones comunicadas por telefono son genuinas; de otro modo Hartford puede ser responsable por perdidas debidas a instrucciones no autorizadas o fraudulentas. Los procedimientos que Hartford sigue para transacciones iniciadas por telefono incluyen el requisito de que las personas que llamen proporcionen cierta informacion para fines de identificacion. Todas las instrucciones por telefono se graban en cinta.

    Hartford puede permitir al Propietario del Contrato que preautorice transferencias entre Subcuentas y entre Subcuentas y la Cuenta Fija bajo ciertas circunstancias. Las transferencias entre las Subcuentas se pueden hacer antes y depues de que comiencen los pagos de Anualidad (limitados a uno por trimestre) siempre y cuando la asignacion minima a cualquier Subcuenta no pueda ser menor de $500. No se requiere ningun saldo minimo en ninguna Subcuenta.

    Es responsabilidad del Propietario del Contrato o Participante verificar la exactitud de todas las confirmaciones de transferencias y avisar con prontitud a Hartford de cualesquier inexactitudes dentro de un dia habil de recibida la confirmacion. Hartford enviara al Propietario del Contrato una confirmacion de la transferencia dentro de cinco dias a partir de la fecha de la instruccion.

    Las transferencias de la Cuenta Fija a una Subcuenta se pueden hacer en cualquier momento durante el Ano del Contrato. La cantidad maxima que se podra transferir de la Cuenta Fija durante un Ano de Contrato es lo que sea mayor entre el 30% del saldo de la Cuenta Fija a la fecha del ultimo Aniversario del Contrato o la mayor cantidad de cualquier transferencia anterior de la Cuenta Fija. Si Hartford permite las transferencias preautorizadas de la Cuenta Fija a las Subcuentas, esta restriccion es inaplicable. Ademas, si una tasa de interes se renueva a una tasa de por lo menos un punto porcentual inferior a la tasa anterior, el Propietario del Contrato puede elegir transferir hasta 100% de los fondos recibiendo la tasa reducida dentro de 60 dias de notificacion de la reduccion de la tasa de interes. Generalmente, no se podra hacer transferencias de ninguna Subcuenta a la Cuenta Fija para el periodo semestral siguiente a cualquier transferencia de la Cuenta Fija a una o mas de las Subcuentas. Hartford se reserva el derech de modificar las limitaciones sobre transferencias de la Cuenta Fija y diferir transferencias de la Cuenta Fija por hasta seis meses a partir de la fecha de solicitud.

    Sujeto a las excepciones indicadas en los dos parrafos siguientes, el derecho a reasignar Valores de Contrato esta sujeto a modificacion si Hartford determina, a su exclusiva opinion, que el ejercicio de tal derecho por uno o mas Propietarios del Contrato es o seria en detrimento para otros Propietarios de Contratos. Cualquier modificacion se podria aplicar a transferencias a o desde algunas o todas las Subcuentas y podria incluir, pero no limitarse a, el requisito de un periodo minimo entre cada transferencia, sin aceptar solicitudes de transferencia de un agente que actue mediante carta poder en nombre de mas de un Propietario del Contrato, o limitando la cantidad de dinero que se puede transferir entre las Subcuentas y la Cuenta Fija por un Propietario del Contrato por vez. Tales restricciones se pueden aplicar de cualquier manera razonable disenada para prevenir el uso del derecho de transferencia de una forma que Hartford considere sea en detrimento de otros Propietarios del Contrato.

    En la actualidad, y con respecto a Contratos emitidos en todos los estados, la unica restriccion en vigor es que Hartford no aceptara instrucciones de agentes que actuen por poder de varios Propietarios del Contrato cuyas cuentas agregadas representen mas de $2 millones, a menos que el agente haya contraido un acuerdo de servicios de transferencia por tercera parte con Hartford.

14                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

---------------------------------------------------
                           CARGOS SEGUN LOS CONTRATOS

CARGOS DE VENTAS DIFERIDOS CONTINGENTES

    No hay deduccion por gastos de ventas de Pagos de Prima cuando se hacen. Sin embargo, se puede imponer un cargo de ventas diferido contingente sobre los Valores de Contrato cuando se les rescata. El lapso desde el recibo de un Pago de Prima hasta el momento del rescate determina el cargo de ventas diferido contingente. Los pagos de prima se consideraran para rescate en el orden en que se les recibio.

    Un Propietario del Contrato que opte por rescatar un Contrato en su totalidad que no haya retirado todavia la Cantidad de Retiro Anual durante el Ano del Contrato corriente (segun se describe en la la pagina 14, bajo el sub-encabezado "Pagos no Sujetos a Cargos de Ventas") puede, dependiendo de la cantidad de ganancia de inversion experimentada segun el Contrato, reducir la cantidad de cualquier cargo de ventas diferido contingente pagado retirando primero la Cantidad de Retiro Anual y luego solicitando un rescate completo del Contrato. En la actualidad, al margen de si el Propietario del Contrato solicita primero un retiro parcial de la Cantidad de Retiro Anual, al recibir una solicitud de rescate pleno de un Contrato, Hartford impone los cargos de ventas diferidos contingentes correspondientes contra el producto del rescate que represente lo que sea menos entre: (1) los Pagos de Prima totales segun el Contrato no retirados con anterioridad; y (2) el Valor del Contrato, menos la Cantidad de Retiro Anual disponible al momento del rescate pleno, menos la Cuota de Mantenimiento Anual.

PAGOS SUJETOS A CARGOS DE VENTAS DURANTE LOS PRIMEROS SIETE ANOS DE CONTRATO

    Durante los primeros siete anos de Contrato, se impondra un cargo de ventas diferido contingente contra el rescato de los Pagos de Primas. Todos los rescates seran primero de los Pagos de Primas y luego de otros Valores de Contrato.

DESPUES DEL SEPTIMO ANO DE CONTRATO

    Despues del septimo ano de Contrato, todos los rescates seran primero de las ganancias y luego de los Pagos de Primas. No se impondra un cargo de ventas diferido contingente contra el rescate de las ganancias. Si una cantidad igual a todas las ganancias se ha rescatado, no se impondra un cargo de ventas diferido contingente contra los Pagos de Primas recibidos mas de siete anos antes del rescate, pero se impondra contra los Pagos de Prima recibidos menos de siete anos antes del rescate.

    El cargo es un porcentaje de la cantidad retirada (sin exceder la cantidad agregada de los Pagos de Primas hechos) e iguala:

  CARGO
---------  DURACION DE PAGO
               DE PRIMA
           -----------------
           (NUMERO DE ANOS)
   6%              1
   6%              2
   5%              3
   5%              4
   4%              5
   3%              6
   2%              7
   0%           8 o mas

    PAGOS NO SUJETOS A CARGOS DE VENTAS -- Durante los primeros siete anos de Contrato, de manera no acumulativa, un Propietario del Contrato puede hacer un rescate parcial de Valores de Contrato de hasta 10% de los Pagos de Prima agregados hechos al Contrato (segun se determine a la fecha del retiro solicitado) sin la aplicacion de un cargo de ventas diferido contingente. Despues del septimo Ano de Contrato, el Propietario del Contrato puede hacer un rescate parcial de 10% de los Pagos de Primas hechos durante los siete anos anteriores al rescate y 100% del Valor de Contrato menos los Pagos de Primas hechos durante los siete anos anteriores al rescate. La cantidad que se puede retirar en un Ano de Contrato antes de incurrir en cargos de ventas es la "Cantidad de Retiro Anual." Un suplemento de Privilegio de Retiro Extendido permite a un Titular que cumple los 70 1/2 anos bajo un Plan Calificado para retirar una cantidad mayor de la Cantidad de Retiro Anual para cumplir con las reglas de distribucion minima del IRS.

    Ciertos planes o programas pueden tener diferentes privilegios de retiro. Cualquiera de tales retiros se considerara que procede de Valores de Contrato que no son Pagos de Primas. En su momento, Hartford puede permitir al Propietario del Contrato que preautorice rescates parciales sujetos a ciertas limitaciones en efecto. Los rescates adicionales o cualquier rescate de Valores de Contrato en exceso de tal cantidad en cualquier Ano de Contrato durante el periodo en que los cargos de ventas diferidos contingentes son aplicables estara sujeto al cargo correspondiente.

    No se impondra ningun otro cargo de ventas diferido contingente aplicable de otro modo en caso del fallecimiento de un Titular, fallecimiento de un Propietario del Contrato o si los pagos se hacen segun una opcion de Anualidad (que no sean un rescate a partir de la Opcion 4) segun el Contrato.

    PROPOSITO DEL CARGO DE VENTAS -- El cargo de ventas diferido contingente se usa para cubrir los gastos relacionados con la venta y distribucion de los Contratos, incluyendo las comisiones pagadas a organizaciones de distribucion y a su personal de ventas, el costo de preparar la

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15
--------------------------------------------------------------------------------

literatura de ventas y demas actividades promocionales. En la medida en que estos cargos no cubran tales gastos de distribucion, seran absorbidos por Hartford a partir de sus activos generales, incluyendo el excedente. El excedente podria incluir ganancias resultantes de cargos de riesgo de mortalidad y gastos no usados.

    CARGO DE RIESGO DE MORTALIDAD Y GASTO -- Aunque los pagos de Anualidad Variable hechos segun los Contratos variara de acuerdo con el desempeno de inversion de las acciones del Fondo subyacente mantenidas en la(s) Subcuenta(s), los pagos no se veran afectados por (a) la experiencia real de mortalidad de Hartford entre los Titulares antes o despues de la Fecha de Comienzo de la Anualidad o (b) los gastos reales de Hartford, si son mayores que las deducciones permitidas en los Contratos debido a lo emprendido en materia de gastos y mortalidad por Hartford.

    Por asumir estos riesgos segun los Contratos, Hartford impondra un cargo diario a una tasa de 1.25% anual contra todos los Valores de Contrato mantenidos en las Subcuentas durante la vida del Contrato (estimada a 0.90% para mortalidad y 0.35% para gastos).

    Lo emprendido en materia de mortalidad por Hartford segun los Contratos, suponiendo la seleccion de una de las formas de Anualidades vitalicias, es hacer pagos de Anualidad mensuales (determinados de acuerdo con la Tabla de Mortalidad de Anualidades Individuales de 1983a y otras condiciones contenidas en el Contrato) a Titulares sin importar el tiempo que el Titular puede vivir, y sin importar por cuanto tiempo todos los Titulares, como grupo, puedan vivir. Hartford asume ademas la obligacion por el pago de un beneficio por fallecimiento minimo segun el Contrato.

    Lo emprendido en materia de mortalidad se basa en la determinacion de Hartford de tasas de mortalidad esperadas entre todos los Titulares. Si la experiencia actual entre los Titulares durante el periodo de pago de la Anualidad se desvia de la determinacion actuarial de Hartford de las tasas de mortalidad esperadas entre los Titulares porque, como grupo, su longevidad es mayor que la anticipada, Hartford debe proporcionar cantidades a partir de sus fondos generales para cumplir sus obligaciones contractuales. Hartford absorbera la perdida en tal situacion. Ademas, en caso del fallecimiento de un Titular o Propietario del Contrato antes del comienzo de los pagos de Anualidad, Hartford puede, en periodos de valor decreciente o en periodos en los que las cargas de ventas diferidas contingentes habrian sido aplicables, experimentar una perdida debida al supuesto del riesgo de mortalidad relativo al beneficio por fallecimiento garantizado.

    Al proporcionar una empresa de gasto, Hartford asume el riesgo de que los cargos de ventas diferidos contingentes y la Cuota de Mantenimiento Anual para el mantenimiento de los Contratos antes de la Fecha de Comienzo de la Anualidad pueda ser insuficiente para cubrir el costo real de proporcionar tales rubros.

    CUOTA DE MANTENIMIENTO ANUAL -- Cada ano, en cada Aniversario de Contrato, en o antes de la Fecha de Comienzo de la Anualidad, Hartford deducira una Cuota de Mantenimiento Anual, si es aplicable, de los Valores del Contrato para reembolsarse los gastos relacionados con el mantenimiento del Contrato, la Cuenta Fija y la(s) Subcuenta(s) segun el mismo. Si durante un Ano de Contrato se rescata el Contrato por su valor completo, Hartford deducira la Cuota de Mantenimiento Anual al momento de tal rescate. La cuota es una cuota fija que debera pagarse en la cantidad total sin importar el momento del Ano de Contrato en que se rescaten los Valores de Contrato. La Cuota de Mantenimiento Anual es $30.00 por Ano de Contrato para Contratos con menos de $50,000 de Valor de Contrato en el Aniversario del Contrato. La deduccion se hara proporcionalmente de acuerdo con el valor en cada Subcuenta y la Cuenta Fija segun un Contrato.

    IMPUESTOS SOBRE PRIMAS -- Una deduccion se hace tambien para Impuestos sobre Primas, si son aplicables, impuestos por un estado u otra entidad gubernamental. Ciertos estados imponen un Impuesto sobre Primas, actualmente en un rango de hasta 3.5%. Algunos estados imponen el impuesto en el momento en que los pagos de compra se efectuan; otros imponen el gravamen al momento de la anualizacion. Hartford pagara Impuestos de Primas al momento en que la ley aplicable los imponga. A su exclusiva discrecion, Hartford puede deducir Impuestos de Primas en el momento en que Hartford los pague a las autoridades fiscales correspondientes, al momento en que se rescate el Contrato o al momento en que el Contrato se anualice.

    EXCEPCIONES -- Hartford puede ofrecer, a su discrecion, cuotas y cargos reducidos incluyendo, pero no limitado a, los cargos de ventas diferidos, el cargo de riesgo de mortalidad y gasto y la cuota de mantenimiento para ciertas ventas (incluyendo los planes de ahorros patrocinados por el patrono) segun las circunstancias que puedan resultar en ahorros de ciertos costos y gastos. Las reducciones en estas cuotas y cargos no seran injustamente discriminatorias contra ninguno de los Propietarios del Contrato.

---------------------------------------------------
                          BENEFICIOS POR FALLECIMIENTO

    El Contrato estipula que en caso de que el Titular muera antes de la Fecha de Comienzo de la Anualidad seleccionada, el Titular Contingente se convertira en Titular. Si (1) el Titular fallece antes de la Fecha de Comienzo de la Anualidad y (a) no hay Titular Contingente designado o (b) el Titular Contingente fallece antes del Titular, o (2) si un Propietario del Contrato fallece antes de la Fecha de Comienzo de la Anualidad, el Beneficiario

16                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

segun se determine de acuerdo con las Estipulaciones de Control de Contratos, recibira el Beneficio por Fallecimiento segun se determine a la fecha de recibo de la prueba debida de fallecimiento por parte de Hartford en su Oficina Sede. En relacion con los Propietarios del Contrato Conjuntos, al primer fallecimiento de un Propietario de Contrato conjunto antes de la Fecha de Comienzo de la Anualidad, el Beneficiario sere el Propietario del Contrato que sobreviva. no obstante que la designacion de beneficiario sea diferente.

    BENEFICIO POR FALLECIMIENTO GARANTIZADO -- Si el Titular fallece antes de la Fecha de Comienzo de la Anualidad y no hay Titular Contingente sobreviviente, o si el Propietario del Contrato fallece antes de la Fecha de Comienzo de la Anualidad, el Beneficiario recibira lo que sea mas grande entre (a) el Valor de Contrato determinado a la fecha en que Hartford reciba prueba escrita del fallecimiento, o (b) 100% de los Pagos de Prima totales hechos a tal Contrato, menos la cantidad de dinero de cualquier rescate parcial efectuado a partir de la fecha de emision, o (c) el Valor de Aniversario Maximo que preceda inmediatamente a la fecha del fallecimiento. El Valor de Aniversario Maximo es igual al Valor de Aniversario logrado que sea mas grande entre lo siguiente:

    A la fecha de recibo de la prueba debida de fallecimiento, Hartford calculara un Valor de Aniversario para cada Aniversario de Contrato antes de que el fallecido cumpla los 81 anos. El Valor de Aniversario es igual al Valor de Contrato en el Aniversario del Contrato, incrementado por la cantidad de cualquier pago de prima hecho desde tal aniversario y menos la cantidad de los rescates parciales que haya habido a partir del aniversario.

    Si el Titular o Propietario del Contrato, segun sea el caso, fallece despues de la Fecha de Comienzo de la Anualidad, entonces el Beneficio por Fallecimiento igualara el valor presente de los pagos restantes segun la Opcion de Anualidad seleccionada. Al calcular dicho valor presente para la parte de tales pagos restantes atribuibles a la Cuenta Separada, Hartford asumira una tasa de inversion neta de 5.0% anual.

    PAGO DE BENEFICIO POR FALLECIMIENTO -- Los productos del Beneficio por Fallecimiento se mantendran invertidos en la Cuenta Separada de acuerdo con las instrucciones de asignacion dadas por el Propietario del Contrato hasta que los productos se paguen o Hartford reciba nuevas instrucciones del Beneficiario. El beneficio por fallecimiento se puede tomar en una suma, pagadera dentro de siete dias posteriores a la fecha en que se recibe Prueba Debida de Fallecimiento, o bajo cualquiera de las opciones de ajuste que se ofrecen por la Compania, siempre y cuando, sin embargo, (a) en caso del fallecimiento de un Propietario del Contrato antes de la Fecha de Comienzo de la Anualidad, el interes total en el Contrato sea distribuido dentro de 5 anos despues del fallecimeinto del Propietario del Contrato y (b) en caso del fallecimiento de un Propietario de Contrato o Anualidad, lo que ocurra en la Fecha, o despues de ella, de Comienzo de Anualidad, cualquier interes restante en el Contrato se pagara con por lo menos la misma rapidez que el metodo de distribucion vigente al momento del fallecimiento, o, si el beneficio es pagadero sobre un periodo que no se extienda mas alla de la esperanza de vida del Beneficiario o mayor de la vida del Beneficiario, tal distribucion debe comenzar dentro de un ano a partir de la fecha del fallecimiento. El producto adeudado al fallecimiento se puede aplicar para proporcionar pagos variables, pagos fijos o una combinacion de pagos variables y fijos.

    Sin embargo, en caso del fallecimiento del Propietario del Contrato en el que el unico Beneficiario sea el conyuge del Propietario del Contrato y el Titular o Titular Contingente este vivo, tal conyuge puede elegir, en lugar de recibir el beneficio por fallecimiento, ser tratado como Propietario del Contrato. El Valor de Contrato y el Valor de Aniversario Maximo del Contrato no se vera afectado al tratar al conyuge como Propietario del Contrato.

    Si el Contrato es poseido por una sociedad anonima o entidad no individual, el Beneficio por Fallecimiento pagadero al fallecimiento del Titular antes de la Fecha de Comienzo de la Anualidad sera pagadero unicamente como una suma o bajo las mismas opciones de ajuste y la misma manera que si un Propietario del Contrato individual falleciera a la fecha del fallecimiento del Titular.

    Puede haber posposicion en el pago de los Beneficios por Fallecimiento siempre que (a) la Bolsa de Valores de Nueva York este cerrada, excepto en dias feriados o fines de semana, o la negociacion en la Bolsa de Valores de Nueva York este restringida segun lo determine la Comision; (b) la Comision permita la posposicion y asi lo disponga; o (c) la Comision determine que hay una emergencia haciendo que la valoracion de las cantidades o disposicion de los valores no sea razonablemente factible.

    CONTRATOS NO ASIGNADOS COLECTIVOS -- Hartford requiere que la contabilidad detallada de los pagos de compras acumulativos, rescates brutos acumulativos y Valor de Contrato actual anexo a cada Participante del Plan se sometan de manera anual por parte del Propietario del Contrato. El no presentar datos exactos a satisfaccion de Hartford dara a Hartford el derecho a dar por terminada esta extension de beneficios.

---------------------------------------------------
                             BENEFICIOS DE RESCATE

    RESCATES PLENOS -- En cualquier momento antes de la Fecha de Comienzo de la Anualidad (y despues de la Fecha de Comienzo de la anualidad con respecto a valores aplicados a la Opcion 4 o 5), el Propietario del Contrato tiene el derecho de dar por terminado el Contrato. En tal
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17
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caso, el Valor de Terminacion del Contrato se puede tomar en forma de un arreglo en efectivo por una suma fija.

    Bajo cualquiera de las opciones de Anualidad excluyendo las Opciones 4 y 5, no se permiten rescates despues de comenzar los pagos de Anualidad. Solo los rescates plenos se permitiran con la Opcion 4 y cualquiera de estos rescates estara sujeto a los cargos de ventas diferidos contingentes, si es aplicable. Los retiros totales o parciales se podran hacer de la Opcion 5 en cualquier momento y no se aplicaran cargos de ventas diferidos contingentes.

    El Valor de Terminacion del Contrato es igual al Valor de Contrato menos los Impuestos de Primas correspondientes, la Cuota de Mantenimiento Anual y cualquier cargo de ventas diferido contingente. El Valor de Terminacion puede ser mayor o menor que la cantidad de los Pagos de Primas hechas al Contrato.

    RESCATES PARCIALES -- El Propietario del Contrato puede hacer un rescate parcial de Valores de Contrato en cualquier momento anterior a la Fecha de Comienzo de la Anualidad en la medida en que la cantidad rescatada sea por lo menos igual a las reglas de cantidad minima vigentes. Ademas, si el Valor de Contrato restante despues de un rescate es inferior a $500, Hartford podra dar por terminado el Contrato y pagar el Valor de Terminacion. Para Contratos emitidos en Texas, hay un requisito adicional de que el Contrato no sea terminado cuando el Valor de Contrato restante despues de un rescate sea menor de $500 a menos que no haya Pagos de Primas hechos durante los dos Anos de Contrato previos.

    Al solicitar un retiro parcial, usted debe especificar la(s) Subcuenta(s) y/o la Cuenta Fija de la que se ha de tomar el retiro parcial. De otro modo, tal retiro y los cargos de ventas diferidos contingentes aplicables se efectuaran de manera proporcional de acuerdo con el valor en la Cuenta Fija y cada Subcuenta bajo un Contrato.

    Hartford puede permitir al Propietario del Contrato que preautorice rescates parciales sujetos a ciertas limitaciones entonces vigentes.

    PAGO DE BENEFICIOS DE RESCATE -- El pago sobre cualquier pedido de un rescate total o parcial a partir de las Subcuentas se hara tan pronto como sea posible y, en ningun caso, despues de siete dias posteriores al recibo de la solicitud escrita por parte de Hartford en su Oficina Sede, Atencion: Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085. Hartford puede diferir el pago de alguna cantidad de la Cuenta Fija por hasta seis meses a partir de la fecha de solicitud del rescate. Si Hartford difiere el pago por mas de 30 dias, Hartford pagara interes de por lo menos 3% anual sobre la cantidad diferida.

    Puede haber posposicion en el pago de los Beneficios de Rescate siempre que
(a) la Bolsa de Valores de Nueva York este cerrada, excepto en dias feriados o fines de semana, o la negociacion en la Bolsa de Valores de Nueva York este restringida segun lo determine la Comision; (b) la Comision permita la posposicion y asi lo disponga; o (c) la Comision determine que hay una emergencia haciendo que la valoracion de las cantidades o disposicion de los valores no sean razonablemente factibles.

    CIERTOS RESCATES DE CONTRATOS CALIFICADOS HAY CIERTAS RESTRICCIONES SOBRE LAS ANUALIDADES BAJO PROTECCION FISCAL DE LA SECCION 403(B). AL 31 DE DICIEMBRE DE 1988, TODAS LAS ANUALIDADES DE LA SECCION 403(B) TIENEN LIMITES SOBRE LOS RESCATES TOTALES Y PARCIALES. LAS CONTRIBUCIONES A LOS CONTRATOS HECHAS DESPUES DEL 31 DE DICIEMBRE DE 1988 Y LOS INCREMENTOS EN EL VALOR EN EFECTIVO DESPUES DEL 31 DE DICIEMBRE DE 1988 NO SE PUEDEN DISTRIBUIR A MENOS QUE EL PROPIETARIO DEL CONTRATO/EMPLEADO A) HAYA CUMPLIDO LOS 59 1/2 ANOS, B) SE HAYA SEPARADO DEL SERVICIO, C) HAYA FALLECIDO, D) SE HAYA INCAPACITADO O E) HAYA SUFRIDO PENURIA ECONOMICA. (LOS INCREMENTOS DE VALOR EN EFECTIVO NO SE PUEDEN DISTRIBUIR ANTES DE CUMPLIR LOS 59 1/2 ANOS Y MEDIO POR PENURIA ECONOMICA.)

    LAS DISTRIBUCIONES ANTERIORES A LOS 59 1/2 ANOS DEBIDAS A PENURIA ECONOMICA O SEPARACION DEL SERVICIO PUEDEN ESTAR TODAVIA SUJETAS A UNA SANCION FISCAL DE 10%.

    HARTFORD NO ASUMIRA NINGUNA RESPONSABILIDAD EN DETERMINAR SI UN RETIRO ES PERMISIBLE, CON O SIN SANCION FISCAL, EN CUALQUIER SITUACION PARTICULAR; NI EN MONITOREAR LAS SOLICITUDES DE RETIRO EN RELACION CON LOS VALORES DE CUENTA PREVIOS O POSTERIORES AL 1 DE ENERO DE 1989.

    CUALQUIER RESCATE PLENO O PARCIAL DESCRITO ANTERIORMENTE PUEDE AFECTAR LA CONDICION DE ELEGIBILIDAD FISCAL DE ALGUNOS CONTRATOS O PLANES Y PUEDE TENER CONSECUENCIAS FISCALES ADVERSAS PARA EL PROPIETARIO DEL CONTRATO. EL PROPIETARIO DEL CONTRATO, POR CONSIGUIENTE, DEBE CONSULTAR A SU ASESOR FISCAL ANTES DE EFECTUAR TAL RESCATE. (VEA "CONSIDERACIONES FISCALES FEDERALES," PAGINA 20.)

---------------------------------------------------
                            BENEFICIOS DE ANUALIDAD

    Usted selecciona una Fecha de Comienzo de la Anualidad y una opcion de Anualidad que puede ser fija o variable, o una combinacion de ellas. La Fecha de Comienzo de la Anualidad no se diferira mas alla del 90o.
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18                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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aniversario del Titular (85o. aniversario en algunos estados, 100o si se vendio como parte de un Fideicomiso de Sobrante Caritativo).La Fecha de Comienzo de la Anualidad y/o la opcion de Anualidad puede cambiarse en su momento, pero cualquier cambio debe hacerse con por lo menos 30 dias de anticipacion a la fecha en que los pagos de Anualidad estan programados para comenzar. El Contrato permite al Propietario del Contrato cambiar las Subcuentas en las que se basan los pagos variables despues de que los pagos han comenzado una vez cada tres meses. No se puede cambiar ninguna asignacion de Anualidad Fija.

OPCIONES DE ANUALIDAD

    El Contrato contiene las cinco formas opcionales de Anualidad que se describen a continuacion. Las opciones 2, 4, y 5 estan disponibles para Contratos Calificados solo si el periodo de pago garantizado es menor que la esperanza de vida del Titular al momento en que la opcion entre en vigor. Tal esperanza de vida se calculara sobre la base de la tabla de mortalidad prescrita por el IRS, o si no se prescribe ninguna, la tabla de mortalidad en uso por parte de Hartford. Con respecto a Contratos No Calificados, si usted no elige otra cosa, los pagos en la mayoria de los estados comenzaran automaticamente a la edad de 90 anos del Titular (con la excepcion de estados que no permiten posponerlo despues de los 85 anos de edad) bajo la Opcion 2 con 120 pagos mensuales ciertos. Para Contratos Calificados y Contratos emitidos en Texas, si usted no elige otra cosa, los pagos comenzaran automaticamente a la edad de 90 anos del Titular segun la Opcion 1 para proporcionar una Anualidad vitalicia. Despues de la Fecha de Comienzo de la Anualidad, la opcion de Anualidad seleccionada no se puede cambiar.

    Bajo cualquiera de las opciones de Anualidad excluyendo las Opciones 4 y 5, no se permiten rescates despues de comenzar los pagos de Anualidad. Solo los rescates plenos se permitiran con la Opcion 4 y cualquiera de estos rescates estara sujeto a los cargos de ventas diferidos contingentes, si es aplicable. Los retiros totales o parciales se podran hacer de la Opcion 5 en cualquier momento y no se aplicaran cargos de ventas diferidos contingentes.

    OPCION 1-- Anualidad Vitalicia

    Una Anualidad vitalicia es una anualidad pagadera durante la vida de un Titular y que termina con el ultimo pago adeudado antecediendo el fallecimiento del Titular. Estas opciones ofrecen la cantidad de pago mas grande de las opciones de Anualidad vitalicia dado que no hay garantia de un numero minimo de pagos ni reserva para un beneficio por fallecimiento pagadero al Beneficiario.

    Seria posible bajo esta opcion que un Titular recibiera unicamente un pago de Anualidad si muriera antes de la fecha de adeudo del segundo pago de Anualidad, dos si muriera antes de la fecha del tercer pago de Anualidad, etc.

    OPCION 2 -- Anualidad Vitalicia con 120, 180 o 240 Pagos Mensuales Ciertos

    Esta opcion de Anualidad es una Anualidad pagadera mensualmente durante la vida de un Titular con la estipulacion de que los pagos se haran para un minimo de 120, 180 o 240 meses, como se elija. Si, al fallecimiento del Titular, los pagos se hubieran hecho por menos del numero de meses elegido minimo, entonces el valor presente a la fecha del fallecimiento del Titular, de los pagos garantizados restantes se pagara en una sola suma al Beneficiario o Beneficiarios designados a menos que se hayan hecho otras estipulaciones y aprobadas por Hartford.

    OPCION 3 -- Anualidad Conjunta y de Ultimo Sobreviviente

    Una Anualidad pagadera mensualmente durante el periodo de vida conjunto del Titular y de una segunda persona designada, y de ahi en adelante, durante la vida restante del sobreviviente, cesando con el ultimo pago anterior al fallecimiento del sobreviviente. Basado en las opciones actualmente ofrecidas por Hartford, el Titular puede elegir que el pago al sobreviviente sea menor que el pago hecho durante el periodo de vida conjunto del Titular y una segunda persona designada.

    Seria posible bajo esta opcion para un Titular y segunda persona designada recibir solo un pago en caso del fallecimiento comun o simultanea de las partes antes de la fecha de adeudo del segundo pago, etc.

    OPCION 4 -- Pagos por un periodo designado

    Una cantidad pagadera mensual por el numero de anos seleccionado que puede ser de cinco a 30 anos. Bajo esta opcion, usted puede, en cualquier momento, rescatar el Contrato y recibir, dentro de siete dias, el Valor de Terminacion del Contrato segun lo determine Hartford.

    En caso del fallecimiento del Titular antes del final del periodo designado, el valor presente a la fecha de fallecimiento del Titular, los pagos garantizados restantes se pagaran en una sola suma al Beneficiario o Beneficiarios designados a menos que se hayan hecho otras estipulaciones y estas hayan sido aprobadas por la Compania.

    Opcion 4 es una opcion que no involucra contingencias de vida y, por ello, no tiene garantia de mortalidad. Los cargos hechos por lo emprendido sobre mortalidad segun los Contratos no estipula ningun beneficio real para un Propietario del Contrato.

    OPCION 5 -- Beneficio por Fallecimiento Restante con Hartford

    El producto del Beneficio por Fallecimiento se puede dejar con Hartford por un periodo no mayor de cinco anos
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19
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a partir de la fecha del fallecimiento del Propietario del Contrato antes de la
Fecha de Comienzo de la Anualidad. Este producto se mantendra en la(s) Subcuenta(s) a las que se asignaron al momento del fallecimiento a menos que el Beneficiario elija reasignarlo. Se podra hacer retiros totales o parciales en cualquier momento. En caso de retiros, el valor restante igualara el Valor de Contrato del producto dejado con Hartford, menos los retiros.

    Hartford puede ofrecer otras opciones de anualidad ocasionalmente.

    PAGOS DE ANUALIDAD VARIABLE Y FIJA -- Cuando se efectua una Anualidad segun un Contrato, a menos que se especifique otra cosa, Valores de Contrato (menos los Impuestos sobre Primas aplicables) mantenidos en las Subcuentas se aplicaran para proporcionar una Anualidad Variable basada en la cantidad proporcional en las diversas Subcuentas. Los Valores de Contrato de Cuenta Fija se aplicaran para proporcionar una Anualidad Fija. USTED DEBE CONSIDERAR LA CUESTION DE ASIGNAR LOS VALORES DE CONTRATO (MENOS LOS IMPUESTOS SOBRE PRIMAS CORRESPONDIENTES) ENTRE LAS SUBCUENTAS DE LA CUENTA SEPARADA Y LA CUENTA GENERAL DE HARTFORD PARA ASEGURARSE DE QUE CIERTOS PAGOS DE ANUALIDADES SE BASEN EN LA ALTERNATIVA DE INVERSION QUE MEJOR SE AJUSTE A SUS NECESIDADES DE JUBILACION.

    El pago de Anualidad mensual minimo es $50.00. No se puede hacer ninguna eleccion que resulte en un primer pago de menos de $50.00. Si en algun momento los pagos de Anualidad son o se vuelven menores de $50.00, Hartford tiene el derecho de cambiar la frecuencia de pago a intervalos que resulten en pagos de por lo menos $50.00. Para Contratos en Nueva York, el pago de Anualidad mensual minimo es $20.00.

    Cuando los pagos de Anualidad van a comenzar, el valor del Contrato se determina como la suma de (1) el valor de la Cuenta Fija no antes del cierre de actividades al quinto Dia de Valoracion que anteceda a la fecha de adeudo del primer pago de Anualidad mas (2) el producto de (a) el valor de la Unidad de Acumulacion de cada Subcuenta y (b) el numero de Unidades de Acumulacion acreditados a cada Subcuenta a la fecha en que la Anualidad debe comenzar.

    El primer pago segun una opcion se debe hacer a los 15 dias del mes inmediatamente posterior a la aprobacion del reclamo de ajuste. Los pagos subsiguientes se haran a los 15 dias de cada mes subsiguiente de acuerdo con la manera del pago seleccionado.

    ANUALIDAD VARIABLE -- El Contrato contiene tablas que indican la cantidad de dinero minima del primer pago mensual bajo las formas variables opcionales de la Anualidad para cada $1,000 de valor de una Subcuenta segun un Contrato. El primer pago mensual varia de acuerdo con la forma y tipo de Anualidad de Pago de Variable seleccionada. El Contrato contiene tablas de Anualidad de Pagos Variables derivados de la Tabla de Mortalidad de Anualidad Individual de 1983(a) con edades reducidas en un ano y con una tasa de inversion supuesta ("A.I.R.") de 5% anual. El pago de Anualidad Variable mensual se determina multiplicando el valor (expresado en miles de dolares) de una Subcuenta (menos cualquiera de los Impuestos sobre Primas correspondientes) por la cantidad del primer pago mensual por $1,000 de valor obtenido de las tablas en los Contratos.

    La cantidad del primer pago de Anualidad Variable mensual se divide por el valor de una Unidad de Anualidad para la Subcuenta apropiada no antes del cierre de actividades el quinto Dia de Valoracion que antecede el dia de adeudo del pago para determinar el numero de Unidades de Anualidad representadas por el primer pago. Este numero de Unidades de Anualidad se mantiene fijo durante el periodo de pago, y en cada mes subsiguiente la cantidad de dinero del pago de Anualidad Variable se determina multiplicando este numero fijo de Unidades de Anualidad por el valor de la Unidad de Anualidad entonces vigente.

    El valor de la Unidad de Anualidad para cada Subcuenta en la Cuenta Separada para cualquier dia se determina multiplicando el valor para el dia anterior por el producto de (1) el factor de inversion neto para el dia en que el valor de la Unidad de Anualidad esta siendo calculada, y (2) un factor para neutralizar la tasa de inversion supuesta de 5.00% anual. El valor de Unidad de Anualidad usado en el calculo de la cantidad de los pagos de Anualidad Variable se basa en un valor de Unidad de Anualidad determinado al cierre de las actividades no antes del quinto Dia de Valoracion anterior a la fecha del pago de Anualidad.

    SE PRODUCIRIAN PAGOS NIVELADOS DE ANUALIDAD VARIABLE SI LA TASA DE INVERSION SE MANTUVIERA CONSTANTE E IGUAL A LA A.I.R. DE HECHO, LOS PAGOS VARIARAN EN LA MEDIDA EN QUE LA TASA DE INVERSION FLUCTUE CON RESPECTO A LA A.I.R.

    ANUALIDAD FIJA -- Los pagos de Anualidad Fija se determinan a su anualizacion multiplicando el Valor de Contrato (menos los Impuestos de Primas correspondientes) por una tasa que Hartford determinara, no menor que la tasa especificada en las tablas de Anualidad de Pagos Fijos en el Contrato. El pago de Anualidad se mantendra nivelado por la duracion de la Anualidad.
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20                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-------------------------------------------
                                OTRA INFORMACION

    ASIGNACION -- La propiedad de un Contrato aqui descrito es generalmente asignable. Sin embargo, si los Contratos se emiten segun alguna forma del Plan Calificado, es posible que la propiedad de los Contratos no se pueda transferir ni asignar dependiendo del tipo de plan de jubilacion calificado fiscalmente involucrado. Una asignacion de un Contrato no calificado puede sujetar los valores de Contrato o el producto de la asignacion a impuestos sobre la renta y ciertas sanciones fiscales.

    MODIFICACION DE CONTRATO -- La Anualidad no se puede cambiar; sin embargo, el Titular Contingente puede cambiarse en cualquier momento antes de la Fecha de Comienzo de la Anualidad mediante aviso escrito a Hartford.

    Hartford se reserva el derecho a modificar el Contrato, pero solo si dicha modificacion: (i) es necesaria para hacer que el Contrato o la Cuenta Separada cumplan con alguna ley o reglamento emitido por una agencia gubernamental a la que Hartford esta sujeta; o (ii) sea necesaria para asegurar la calificacion continuada del Contrato segun el Codigo u otras leyes federales o estatales en relacion con las anualidades de jubilacion o Contratos de anualidad; o (iii) sea necesario para reflejar un cambio en la operacion de la Cuenta Separada o la(s) Subcuenta(s) o (iv) estipula opciones de Cuenta Separada adicionales o (v) retira opciones de Cuenta Separada. En caso de modificacion, Hartford dara aviso al Propietario del Contrato o al (a los) beneficiario(s) del pago durante el periodo de Anualidad. Hartford puede hacer ademas el endoso correspondiente en el Contrato para reflejar dicha modificacion.

    EL INTERES DE HARTFORD EN LOS FONDOS -- Hartford no tiene interes en los Fondos.

---------------------------------------------------
                                CONSIDERACIONES
                               FISCALES FEDERALES

    Cuales son algunas de las consecuencias fiscales federales que afectan estos Contratos?

---------------------------------------------------
  A. GENERAL

    DADO QUE LA LEY FISCAL ES COMPLEJA Y LAS CONSECUENCIAS FISCALES VARIAN DE ACUERDO CON LA SITUACION ACTUAL DEL PROPIETARIO DEL CONTRATO INVOLUCRADO Y EL TIPO DE PLAN BAJO EL CUAL SE COMPRO EL CONTRATO, SE PUEDE NECESITAR DE ASESORIA LEGAL Y FISCAL POR UNA PERSONA, FIDEICOMISARIO U OTRA ENTIDAD QUE CONTEMPLE LA COMPRA DE UN CONTRATO DESCRITO EN ESTE DOCUMENTO.

    Se debe entender que cualquier descripcion detallada de las consecuencias de impuestos sobre la renta en relacion con la compra de estos Contratos no se puede hacer en este Prospecto y esas reglas fiscales especiales pueden ser aplicables con respecto a ciertas situaciones de compra no examinadas aqui. Ademas, no se hace ningun intento para considerar otras leyes estatales u otras aplicables. Para obtener informacion detallada, se debe consultar siempre a un asesor fiscal calificado. Lo que se plantea aqui y en el Apendice I, a partir de la pagina 26, se basa en el entendimiento de Hartford de las leyes fiscales federales actuales como se les interpreta actualmente.

---------------------------------------------------
  B. IMPUESTOS A HARTFORD Y A LA
     CUENTA SEPARADA

    La Cuenta Separada se grava como parte de Hartford, la cual se grava como una compania de seguros de vida de acuerdo con el Codigo de Rentas Internas de 1986, segun enmiendas (el "Codigo"). De acuerdo con ello, la Cuenta Separada no se gravara como una "compania de inversion reglamentada" segun el subcapitulo M del Capitulo 1 del Codigo. El ingreso de inversion y las ganancias de capital realizadas sobre los activos de la Cuenta Separada se reinvierten y se toman en cuenta al determinar el valor de la Acumulacion y las Unidades de Anualidad (vea "Valor de las Unidades de Acumulacion," pagina 6). Como resultado de ello, tal ingreso de inversion y ganancias de capital realizadas se aplican automaticamente para incrementar las reservas segun el Contrato.

    No se adeudan impuestos sobre intereses, dividendos ni ganancias de capital a corto y largo plazo obtenidas por la Cuenta Separada con respecto a Contratos Calificados y No Calificados.

---------------------------------------------------
  C. IMPUESTOS DE ANUALIDADES --
     ESTIPULACIONES GENERALES QUE AFECTAN
     A OTROS COMPRADORES EXCEPTUANDO LOS
     PLANES DE JUBILACION CALIFICADOS

    Seccion 72 del Codigo que rige los impuestos de anualidades en general.

 1. PERSONAS NO NATURALES, SOCIEDADES ANONIMAS, ETC.

    La Seccion 72 contiene estipulaciones para Propietarios de Contratos que son personas no fisicas. Las personas no fisicas incluyen a sociedades anonimas, fideicomisos y sociedades. El incremento neto anual en el valor del Contrato se incluye actualmente en el ingreso bruto de una persona no fisica a menos que la persona no fisica mantenga el Contrato como un agente para una persona fisica. Hay una excepcion de la inclusion actual para ciertas anualidades mantenidas en arreglos de
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21
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jubilacion calificados fiscalmente, ciertas anualidades mantenidas por companias de ajuste estructuradas, ciertas anualidades mantenidas por un patrono con respecto a un plan de jubilacion calificado fiscalmente y ciertas anualidades inmediatas. Una persona no natural que esta exenta de impuestos para fines del impuesto federal sobre los ingresos no estara sujeto a impuesto sobre los ingresos como resultado de esta estipulacion.

    Si el Propietario del Contrato no es un individuo, el Titular principal sera tratado como Propietario del Contrato para los fines de efectuar las distribuciones que se requiere hacer al fallecimiento del Propietario del Contrato. Si hay un cambio en el Titular principal, tal cambio se tratara como el fallecimiento del Propietario del Contrato.

 2. OTROS PROPIETARIOS DE CONTRATOS (PERSONAS NATURALES).

    Un Propietario del Contrato no es gravado sobre los incrementos en el valor del Contrato a menos que una cantidad se reciba o considere recibida, por ejemplo, en la forma de un pago de suma unica (valor total o parcial de un Contrato) o como pagos de Anualidad bajo la opcion de ajuste seleccionada.

    Las estipulaciones de la Seccion 72 del Codigo sobre distribuciones se resumen brevemente a continuacion. Tambien se resumen las reglas especiales que afectan las distribuciones de los Contratos obtenidas en un intercambio libre de impuestos por otros contratos de anualidad o contratos de seguro de vida que fueron comprados antes del 14 de agosto de 1982.

   A. DISTRIBUCIONES ANTERIORES A LA FECHA DE COMIENZO DE LA ANUALIDAD.

i. Pagos de prima totales menos cantidades recibidas que no fueron incluibles en el ingreso bruto igual a la "inversion en el contrato" segun la Seccion 72 del Codigo.

ii. En la medida en que el valor del Contrato (ignorando los cargos de rescate excepto sobre un rescate pleno) exceda la "inversion en el contrato," tal exceso constituye el "ingreso en el contrato."

iii. Cualquier cantidad recibida o que se considere recibida antes de la Fecha de Comienzo de la Anualidad (por ejemplo, un rescate parcial) se considera que llega primero de tal "ingreso en el contrato" y entonces de la "inversion en el contrato," y para tales fines dicho "ingreso en el contrato" se debera calcular por referencia con la regla de agregacion en el subparrafo 2.c., siguiente. Como resultado de ello, tal cantidad recibida o considerada recibida (1) sera incluible en el ingreso bruto en la medida en que tal cantidad no exceda tal "ingreso en el contrato," y (2) no sea incluible en el ingreso bruto en la medida en que tal cantidad exceda el "ingreso en el contrato." Si en el momento en que se recibe o considera recibida tal cantidad no hay "ingreso sobre el contrato" (por ejemplo, porque el valor bruto del Contrato no excede la "inversion dentro del contrato" y no se aplica ninguna regla de agregacion), entonces tal cantidad recibida o considerada recibida no sera incluible en el ingreso bruto y reducira simplemente la "inversion en el contrato."

iv. El recibo de cualquier cantidad como prestamo segun el Contrato o la asignacion o compromiso de cualquier parte del valor del Contrato se tratara como una cantidad recibida para fines de este subparrafoa. y del siguiente subparrafo b.

v. En general, la transferencia del Contrato, sin consideracion plena y adecuada, se tratara como una cantidad recibida para fines de este subparrafo a. y el siguiente subparrafo b. Esta regla de transferencia no se aplica, sin embargo, a ciertas transferencias de propiedad entre conyuges o incidente ante divorcio.

   B. DISTRIBUCIONES POSTERIORES A LA FECHA DE COMIENZO DE LA ANUALIDAD.

    Los pagos hechos periodicamente despues de la Fecha de Comienzo de la Anualidad son incluibles en ingreso bruto en la medida en que los pagos exceden la cantidad determinada por la aplicacion de la tasa de la "inversion en el contrato" a la cantidad total de los pagos por hacerse despues de la Fecha de Comienzo de la Anualidad (la "tasa de exclusion").

i. Cuando el total de cantidad excluidas del ingreso mediante la aplicacion de la tasa de exclusion es igual a la inversion en el contrato a la Fecha de Comienzo de la Anualidad, cualesquier pagos adicionales (incluyendo rescates) seran enteramente incluibles en el ingreso bruto.

ii. Si los pagos de anualidad cesan en razon del fallecimiento del Titular y, a la fecha de su fallecimiento, la cantidad de los pagos de anualidad excluidos del ingreso neto por la tasa de exclusion no exceden la inversion en el contrato a la Fecha de Comienzo de la Anualidad, entonces la parte restante de la inversion no recuperada se permitira como una deduccion para el ultimo ano fiscal gravable del Titular.

iii. Generalmente, las cantidades no periodicas recibidas o consideradas recibidas despues de la Fecha de Comienzo de la Anualidad no tienen derecho a la tasa de exclusion y seran plenamente incluibles en el ingreso bruto.Sin embargo, previo rescate pleno despues de tal fecha, solo el exceso de la cantidad recibida (despues del cargo de rescate) sobre la "inversion en el contrato" restante se incluira en el ingreso bruto (excepto en la medida en que la regla de agregacion senalada en el siguiente subparrafo c. pueda aplicarse).
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22                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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   C. AGREGACION DE DOS O MAS CONTRATOS DE ANUALIDAD.

    Los contratos emitidos despues del 21 de octubre de 1988 por el mismo asegurador (o asegurador filial) al mismo Propietario del Contrato dentro del mismo ano calendario (que no sean ciertos contratos mantenidos en conexion con un arreglo de jubilacion calificado fiscalmente) se trataran como un Contrato de Anualidad para los fines de determinar el gravamen de las distribuciones anterior a la Fecha de Comienzo de Anualidad. Un contrato de anualidad recibido en un intercambio libre de impuestos de otro contrato de anualidad o contrato de seguro de vida puede ser tratado como un nuevo Contrato para este fin. Hartford cree que para una anualidad sujeta a tal agregacion, los valores segun los Contratos y la inversion en los contratos se agregaran para determinar el impuesto segun el subparrafo 2.a. anterior, de las cantidades recibidas o consideradas recibidas antes de la Fecha de Comienzo de la Anualidad. Los retiros se trataran primero como retiros de ingreso hasta que todo el ingreso de todos los Contratos se retire. A la fecha del presente Prospecto, no hay reglamentos que interpreten esta estipulacion.

   D. SANCION FISCAL DE 10% APLICABLE A CIERTOS RETIROS
      Y PAGOS DE ANUALIDAD.

i. Si una cantidad se recibe o considera recibida sobre el Contrato (antes o despues de la Fecha de Comienzo de la Anualidad), el Codigo aplica una sancion fiscal igual a 10% por ciento de la parte de la cantidad incluible en el ingreso bruto, a menos que se aplique una excepcion.

ii. La sancion fiscal de 10% no se aplicara a las distribuciones siguientes (las excepciones varian con base en el plan preciso involucrado):

    1. Las distribuciones hechas en o despues de la fecha en que el receptor ha cumplido 59 1/2 anos.

    2. Las distribuciones hechas en o despues del fallecimiento del tenedor o en las que el tenedor no es un individuo, del fallecimiento del titular principal.

    3.  Las distribuciones atribuibles a un receptor que se vuelva incapacitado.

    4. Una distribucion es una parte de una serie programada de pagos periodicos sustancialmente iguales durante la vida (o esperanza de vida) del receptor (o las vidas conjuntas o esperanzas de vida del receptor y del Beneficiario del receptor).

    5. Las distribuciones de cantidades que son asignables a la "inversion en el contrato" antes del 14 de agosto de 1982 (vea el subparrafo siguiente e.).

   E. ESTIPULACIONES ESPECIALES QUE AFECTAN LOS CONTRATOS OBTENIDOS A TRAVES DE UN INTERCAMBIO LIBRE DE IMPUESTOS DE OTRA ANUALIDAD O CONTRATOS DE SEGURO DE VIDA COMPRADOS ANTES DEL 14 DE AGOSTO DE 1982.

    Si el Contrato se obtuvo en un intercambio libre de impuestos de un seguro de vida o contrato de anualidad antes del 14 de agosto de 1982, entonces la cantidad recibida o considerada recibida antes de la Fecha de Comienzo de la Anualidad se considerara que llega (1) primero de la cantidad de la "inversion en el contrato" antes del 14 de agosto de 1982 ("inversion anterior a 14/8/82") trasladada del Contrato anterior, (2) luego a partir de la parte del "ingreso en el contrato" (trasladado a y acumulado en el Contrato sucesor) que es atribuible a la inversion antes de 14/8/82, (3) luego del "ingreso en el contrato" restante y (4) por ultimo de la "inversion en el contrato" restante. Como resultado de ello, en la medida en que tal cantidad reducida o considerada recibida no exceda tal inversion anterior al 14/8/82, tal cantidad no es incluible en el ingreso bruto. Ademas, en la medida en que tal cantidad recibida o considerada recibida no exceda la suma de (a) tal inversion anterior al 14/8/82 y (b) el "ingreso sobre el contrato" atribuible a ella, tal cantidad no esta sujeta a la sancion fiscal de 10%. En todos los demas aspectos, las cantidades recibidas o consideradas recibidas de tales Contratos posteriores al intercambio estan generalmente sujetas a las reglas descritas en este subparrafo 3.

   F. DISTRIBUCIONES REQUERIDAS

i.  Fallecimiento del Propietario del Contrato o Titular Principal

    Sujeto a las estipulaciones de seleccion alternativa o de conyuge beneficiario en ii. o iii. siguientes:

    1. Si algun Propietario del Contrato fallece en o despues de la Fecha de Comienzo de la Anualidad y antes de que todo el interes en el Contrato haya sido distribuido, la parte restante de tal interes se distribuira por lo menos con la misma rapidez que con el metodo de distribucion usado a la fecha de tal fallecimiento;

    2. Si algun Propietario del Contrato fallece antes de la Fecha de Comienzo de la Anualidad, todo el interes en el Contrato se distribuira dentro de cinco anos posteriores a tal fallecimiento; y

    3. Si el Propietario del Contrato no es un individuo, entonces para los fines 1. o 2. anteriores, el titular principal segun el Contrato sera tratado como Propietario del Contrato, y cualquier cambio en el titular principal se tratara como el fallecimiento del Propietario del Contrato. El titular principal es el individuo, pues los eventos de su vida son de importancia principal para afectar el tiempo o cantidad del pago segun el Contrato.
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ii.  Eleccion alternativa para satisfacer la distribucion Requisitos

    Si alguna parte del interes de un Propietario del Contrato descrito en i., anterior es pagadera a o para beneficio de un beneficiario designado, tal beneficiario puede elegir tener la parte distribuida en un periodo que no se extienda mas alla de la vida o esperanza de vida del beneficiario. La eleccion y pagos deben comenzar dentro de un ano del fallecimiento.

iii. Beneficiario conyuge

    Si una parte del interes de un Propietario del Contrato es pagadero a o para beneficio de su conyuge, y el Titular o Titular Contingente esta vivo, tal conyuge sera tratado como Propietario del Contrato de tal parte para los fines de la seccion i. anterior.

 3. REQUISITOS DE DIVERSIFICACION.

    La Seccion 817 del Codigo estipula que un contrato de anualidad variable no sera tratado como un contrato de anualidad para ningun periodo durante el cual las inversiones hechas por la cuenta separada o el fondo subyacente no esten adecuadamente diversificadas de acuerdo con los reglamentos prescritos por el Departamento del Tesoro. Si un Contrato no se trata como un contrato de anualidad, el Propietario del Contrato estara sujeto a impuesto sobre la renta sobre los incrementos anuales en el valor en efectivo.

    El Departamento del Tesoro ha emitido reglamentos de diversificacion que requieren generalmente, entre otras cosas, que no mas del 55% del valor de los activos totales de la cuenta de activos segregados subyacente a un contrato variable este representado por una sola inversion, ni mas de 70% representado por dos inversiones, ni mas de 80% representado por tres inversiones, ni mas de 90% representado por cuatro inversiones cualesquiera. Para determinar si las normas de diversificacion se satisfacen, todos los valores del mismo emisor, todos los intereses en el mismo proyecto de propiedad inmueble, y todos los interereses en el mismo producto basico se trata, cada uno, como una sola inversion. Ademas, en el caso de los valores gubernamentales, cada agencia o dependencia gubernamental se tratara como un emisor separado.

    Una cuenta separada debera cumplir con las normas de diversificacion el ultimo dia de cada trimestre calendario o dentro de 30 dias despues de que finalice el trimestre. Si una compania de seguros deja inadvertidamente de satisfacer los requisitos de diversificacion, la compania puede cumplir dentro de un periodo razonable y evitar el gravamen del ingreso del contrato de manera constante. Sin embargo, ya sea la compania o el Propietario del Contrato debe acordar pagar el impuesto adeudado para el periodo durante el cual no se satisficieron los requisitos de diversificacion.

    Hartford monitorea la diversificacion de inversiones en las cuentas separadas y pone a prueba la diversificacion segun lo requiere el Codigo. Hartford pretende administrar todos los contratos sujetos a los requisitos de diversificacion de una manera que mantenga una diversificacion adecuada.

   4. PROPIEDAD DE LOS ACTIVOS EN LA CUENTA SEPARADA.

    Para que un contrato de anualidad variable sea elegible para diferir impuestos, los activos en las cuentas de activos segregadas que respaldan el contrato variable deben considerarse propiedad de la compania de seguros y no del propietario del contrato variable para fines fiscales. La Oficina de Rentas Internas ("IRS") ha emitido varias reglas que examinan el control de inversionistas. El IRS ha dictado que ciertos incidentes de propiedad por el propietario del contrato, tales como la capacidad para seleccionar y controlar inversiones en una cuenta separada pudieran hacer que el propietario del contrato sea tratado como propietario de los activos para fines fiscales.

    Mas aun, en la explicacion de los reglamentos transitorios de diversificacion de la Seccion 817, el Departamento del Tesoro advierte que los reglamentos temporales "no proporcionan guia sobre las circunstancias en que el control de las inversiones de una cuenta de activos segregados puede hacer que el inversionista, en lugar de la compania de seguros, sea tratado como propietario de los activos en la cuenta." La explicacion indica ademas que "los reglamentos transitorios estipulan que en casos apropiados una cuenta de activos segregada puede incluir subcuentas multiples, pero no especifica la medida en que los tenedores de poliza pueden dirigir sus inversiones a subcuentas particulares sin ser tratados como propietarios de los activos subyacentes. Orientacion sobre este y otros asuntos se proporciona en los reglamentos o reglas de ingresos en la Seccion 817(d), relacionados con la definicion de contrato variable." Los reglamentos finales emitidos bajo la Seccion 817 no ofrecen orientacion sobre control de inversionistas, y a la fecha del presente Prospecto, ninguna otra guia se ha emitido. Mas aun, Hartford no sabe si ni en que forma se emitira tal orientacion. Ademas, aunque los reglamentos se emiten generalmente con efecto perspectivo, es posible que los reglamentos se puedan emitir con efecto retroactivo. Debido a la perdida de orientacion sobre la emision de control de inversionistas, hay necesariamente cierta incertidumbre acerca de si un Propietario del Contrato se debe considerar como propietario de los activos para fines fiscales. Hartford se reserva el derecho a modificar los contratos, segun sea necesario, para evitar que los Propietarios del Contrato sean considerados los propietarios de los activos en las cuentas separadas.

24                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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---------------------------------------------------
  D. RETENCION DE IMPUESTOS FEDERALES
     SOBRE LOS INGRESOS

    La parte de una distribucion que es ingreso gravable para el receptor se sujetara a retencion de impuesto federales sobre los ingresos, segun la Seccion 3405 del Codigo. La aplicacion de esta estipulacion se resume a continuacion:

   1. DISTRIBUCIONES NO PERIODICAS.

    La parte de una distribucion no periodica que constituye ingreso gravable estara sujeta a retencion de impuesto federales sobre ingresos a menos que el receptor elija que no se le retengan los impuestos. Si no se estipula la seleccion de no retencion de impuestos, 10% de la distribucion gravable se retendra para impuestos federales sobre los ingresos. Los formularios de seleccion se entregaran al momento en que se soliciten las distribuciones. Si los formularios de seleccion necesarios no se presentan a Hartford, Hartford retendra automaticamente 10% de la distribucion gravable.

   2. DISTRIBUCIONES PERIODICAS (DISTRIBUCIONES PAGADERAS EN UN PERIODO MAYOR DE UN ANO).

    La parte de una distribucion periodica que constituye ingreso gravable estara sujeta a retencion de impuesto federales sobre ingresos como si el receptor fuera casado y reclamara tres exenciones, a menos que el receptor elija otra cosa. Un receptor puede elegir que no se retengan impuestos sobre la renta
o que se retengan a una tasa diferente estipulandolo asi en el formulario de eleccion. Los formularios de seleccion se entregaran al momento en que se soliciten las distribuciones.

---------------------------------------------------
  E. ESTIPULACIONES GENERALES QUE AFECTAN
    LOS PLANES DE JUBILACION CALIFICADOS

    El Contrato se puede usar para varios planes de jubilacion calificados fiscalmente. Si el Contrato se esta comprando con respecto a alguna forma de plan de jubilacion calificado, consulte por favor el Apendice I, a partir de la pagina 26, para obtener informacion sobre los tipos de planes para los que se puede usar y la explicacion general de las caracteristicas fiscales de dichos planes.

---------------------------------------------------
  F. COMPRAS DE ANUALIDADES POR EXTRANJEROS
    NO RESIDENTES Y SOCIEDADES ANONIMAS
    EXTRANJERAS

    Lo anterior proporciona informacion general sobre las consecuencias en materia de impuestos sobre los ingresos a compradores de anualidades que son ciudadanos o residentes de los Estados Unidos. Los Compradores que no son ciudadanos ni residentes de los Estados Unidos estaran generalmente sujetos al impuesto federal estadounidense sobre los ingresos y retencion de distribuciones de anualidades a una tasa de 30%, a menos que se aplique una tasa menor de tratado. Ademas, los compradores pueden estar sujetos a un impuesto estatal sobre primas, asi como a otros impuestos estatales y/o municipales, y los gravamenes impuestos por los paises de ciudadania o residencia del comprador. Los compradores potenciales deben consultar con un asesor fiscal calificado en relacion con los impuestos federales, estatales y extranjeros en relacion con la compra de una anualidad.

---------------------------------------------------
                                     VARIOS

--------------------------------
                          COMO SE VENDEN LOS CONTRATOS

    Hartford Securities Distribution Company, Inc. ("HSD") sirve como suscriptor principal para valores emitidos con respecto a la Cuenta Separada. HSD es una subsidiaria de propiedad total de Hartford Life Insurance Company. La principal direccion de negocios de HSD es la misma que la de Hartford.

    Los valores se venderan por vendedores de HSD que representan a Hartford como agentes de seguros y anualidades variables y que son representantes registrados de Corredores y Negociadores que han contraido acuerdos de distribucion con HSD.

    HSD esta registrado ante la Comisiom segun la Ley de Bolsa de Valores de 1934 como Corredor y Negociador y es miembro de la Asociacion Nacional de Distribuidores de Valores, Inc.

    Las comisiones seran pagadas por Hartford y no seran mayores de 6% de los Pagos de Primas. Ocasionalmente, Hartford puede pagar o permitir otros incentivos promocionales, en efectivo o credito, o alguna otra compensacion.

---------------------------------------------------
                           ASUNTOS LEGALES Y EXPERTOS

    No hay procedimientos legales sustanciales pendientes en los cuales la Cuenta Separada sea parte.

    El abogado en relacion con las leyes y reglamentos federales aplicables a la emision y venta de los Contratos y con respeto a la Ley de Connecticut es Lynda Godkin, Abogada General, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.

    Los estados financieros consolidados y calendarios de estados financieros incluidos en este Prospecto y en todos los demas documentos en la declaracion de registro han sido auditados por Arthur Andersen LLP, contadores publicos independientes, segun se indica en sus informes con respecto a tales estados financieros, y se les incluye aqui con fe en la autoridad de dicha firma como expertos en la
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25
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entrega de tales informes. Se hace referencia a tal informe sobre los estados financieros de base estatutaria de ITT Hartford Life and Annuity Insurance Company que establece los estados financieros de base estatutaria que se presentan de acuerdo con las practicas contables estatutarias prescritas o permitidas por la Asociacion Nacional de Comisionados de Seguros y el Departamento de Seguros del Estado de Connecticut, no presentados de acuerdo con los principios contables generalmente aceptados. Se hace referencia a dicho informe en los estados financieros consolidados de ITT Hartford Life and Annuity Insurance Company (el Depositante), que incluye un parrafo explicatorio sobre el metodo de valoracion en relacion con el metodo de valoracion en la determinacion de las reservas agregadas para beneficios futuros en 1994, segun se examina en la Nota 1 a las Notas a los Estados Financieros Estatutarios. La direccion comercial principal de Arthur Andersen LLP es One Financial Plaza, Hartford, CT 06103.

---------------------------------------------------
                             INFORMACION ADICIONAL

    Se puede plantear preguntas llamando a su representante o por escrito:

  ITT Hartford Life and Annuity Insurance Company
  Atencion: Servicios de Anualidades Individuales
  P.O. Box 5085
  Hartford, Connecticut 06102-5085
  Telefono: (800) 862-6668 (Propietarios del Contrato)
          (800) 862-7155 (Representantes de Inversiones)

26                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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--------------------------------------------------------------------------------
                                   APENDICE I
                        INFORMACION SOBRE LOS PLANES DE
                       JUBILACION CALIFICADOS FISCALMENTE

Las reglas fiscales aplicables a los propietarios del contrato calificados, incluyendo restricciones a las contribuciones y distribuciones, impuestos de distribuciones y sanciones fiscales, varian de acuerdo con el tipo de plan asi como con los terminos y condiciones del plan mismo. Se pueden aplicar diversas sanciones fiscales a las contribuciones que excedan los limites especificados, a las distribuciones que excedan los limites especificados, y a las distribuciones que no satisfagan ciertos requisitos y ciertas otras transacciones con respecto a los planes calificados. De acuerdo con ello, este resumen ofrece solo informacion general acerca de las reglas fiscales asociadas con el uso del Contrato por un plan calificado. Los propietarios del contrato, participantes en el plan y beneficiarios son advertidos que los derechos y beneficios de una persona a los beneficios se rigen por los terminos y condiciones del plan sin importar los terminos y condiciones del Contrato. Algunos planes calificados estan sujetos a distribucion y otros requisitos que no se incorporan en los procedimientos administrativos de Hartford. Los propietarios, participantes y beneficiarios son responsables de determinar que las contribuciones, distribuciones y otras transacciones cumplan con la ley correspondiente. Debido a la complejidad de estas reglas, los propietarios, participantes y beneficiarios deben consultar a sus propios asesores fiscales sobre las consecuencias fiscales especificas.

---------------------------------------------------
  A. PENSION CALIFICADA FISCALMENTE O PLANES
     DE PARTICIPACION DE UTILIDADES

    Las estipulaciones del Codigo permiten a los patronos elegibles establecer planes de pension o participacion de utilidades fiscalmente calificados (descritos en la Seccion 401(a) y 401(k), si es el caso, y exentos del impuestos segun la Seccion 501(a) del Codigo), y los Planes de Pension Simplificados para los Empleados (descritos en la Seccion 408(k)). Tales planes estan sujetos a limitaciones en la cantidad que se puede contribuir, las personas que pueden ser elegibles y el tiempo en que las distribuciones deben comenzar. Los patronos que intenten usar estos contratos en relacion con tales planes deben buscar asesoria fiscal y legal competente.

---------------------------------------------------
  B. ANUALIDAD CON PROTECCION FISCAL
     BAJO LA SECCION 403(B)

    La Seccion 403(b) del Codigo permite a los empleados de escuelas publicas y a ciertos empleados de organizaciones filantropicas, educativas y cientificas especificadas en la Seccion 501(c)(3) del Codigo comprar contratos de anualidades y, sujetos a ciertas limitaciones, excluir tales contribuciones de sus ingresos brutos. Generalmente, tales contribuciones no pueden exceder lo que sea menos entre $9,500 o 20% de la "compensacion incluible" de los empleados para su ano de empleo completo mas reciente, sujetos a otros ajustes. Estipulaciones especiales pueden permitir que algunos empleados elijan una limitacion general diferente.

    Los programas de anualidad protegidos fiscalmente bajo la Seccion 403(b) estan sujetos a PROHIBICIONES CONTRA DISTRIBUCIONES DEL CONTRATO ATRIBUIBLES A CONTRIBUCIONES HECHAS SEGUN UN ACUERDO DE REDUCCION DE SUELDO a menos que tal distribucion se haga:

    (1) despues de que el empleado participante cumpla 59 1/2 anos de edad;

    (2) previa separacion del servicio;

    (3) previa fallecimiento o incapacidad; o

    (4) en caso de penuria (y en caso de penuria economica, cualquier ingreso atribuible a tales contribuciones no necesita ser distribuido).

    Generalmente, las restricciones anteriores no se aplican a distribuciones atribuibles a valores en efectivo u otras cantidades mantenidas bajo un contrato de Seccion 403(b) al 31 de diciembre de 1988.

---------------------------------------------------
  C. PLANES DE COMPENSACION DIFERIDA
     SEGUN LA SECCION 457

    Los empleados y contratistas independientes que presten servicios a patronos gubernamentales elegibles y otros patronos exentos de impuestos pueden hacer que sus contribuciones se efectuen a los Planes de Compensacion Diferidos Elegibles de sus patronos de acuerdo con el plan del patrono y la Seccion 457 del Codigo. La Seccion 457 impone limitaciones sobre las contribuciones a los Planes de Compensacion Diferidos Elegibles mantenidos por un Estado u organizacion exenta de impuestos. ("Estado" significa un Estado, una subdivision politica de un Estado, y una agencia o dependencia de un Estado o subdivision politica de un Estado.) Generalmente, la limitacion es 33 1/3% de la compensacion incluible (generalmente 25% de la compensacion bruta) o $7,500 (indizado), lo que sea menos. Tal plan debe permitir posposiciones adicionales para "ponerse al corriente" durante los tres anos gravables

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27
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finalizando antes de que un Participante cumpla la edad normal de jubilacion.

    Un empleado que elija participar en un Plan de Compensacion Diferido Elegible debe entender que sus derechos y beneficios se rigen por los terminos del plan y que el patrono es el propietario legal de cualquier contrato emitido con respecto al plan. El patrono, como propietario del (de los) contrato(s), retiene los derechos de voto y rescate que se puedan acumular al (a los) contrato(s) emitidos con respecto al plan. El empleado participante debe ver los terminos de su plan para cualesquier cargos en relacion con la participacion ademas de los que se indican en el Prospecto. Los Participantes deben saber ademas que a partir del 20 de agosto de 1996, la Ley de Proteccion de Pequenos Negocios de 1996 requiere que todos los activos e ingresos de un Plan de Compensacion Diferido Elegible establecido por un patrono gubernamental que sea un estado, una subdivision politica de un estado, o una agencia o dependencia de un estado o subdivision politica de un estado, debe mantenerse en fideicomiso (o bajo ciertos contratos de anualidad o cuentas de custodia especificados) para beneficio exclusivo de los Participantes y sus Beneficiarios. Reglas de transicion especiales se aplican a aquellos Planes de Compensacion Diferidos Elegibles ya en existencia el 20 de agosto de 1996, y estipulan que tales planes no necesitan establecer un fideicomiso antes del 1 de enero de 1999. Sin embargo, este requisito no se aplica a cantidades segun el Plan de Compensacion Diferido de una organizacion exenta del pago de impuestos (no gubernamental) y tales cantidades estaran sujetas a las reclamaciones de tales acreedores generales del patrono libre de impuestos.

    En general, las distribuciones de un Plan de Compensacion Diferido Elegible se prohiben segun la Seccion 457 del Codigo, a menos que se hagan despues de que el empleado participante cumpla los 70 1/2 anos de edad, se separe del servicio, fallezca o sufra una emergencia financiera imprevisible. La ley fiscal federal vigente no permite transferencias libres de impuesto de las cantidades acumuladas en un plan de Seccion 457 excepto para transferencias a otros planes de Seccion 457 en casos limitados.

---------------------------------------------------
  D. ANUALIDADES DE JUBILACION INDIVIDUALES
     SEGUN LA SECCION 408

    La Seccion 408 del Codigo permite a los individuos elegibles establecer programas de jubilacion individual a traves de la compra de Anualidades de Jubilacion Individuales ("IRA"). Las IRA estan sujetas a limitaciones en la cantidad que se puede contribuir, las contribuciones que se pueden deducir de los ingresos gravables, las personas que pueden ser elegibles y el momento en que las distribuciones pueden comenzar. Ademas, las distribuciones de ciertos planes calificados se pueden "transferir" (roll-over) con impuestos diferidos a una IRA.

    Las IRA generalmente no se pueden invertir en contratos de seguro de vida. Sin embargo, una anualidad que se emite como una IRA puede proporcionar un beneficio por fallecimiento que iguale lo que sea mayor entre las primas pagadas y el valor en efectivo de la anualidad. El Contrato ofrece un Beneficio por Fallecimiento extendido que puede exceder lo que sea mayor del Valor del Contrato y los Pagos de Prima totales menos rescates anteriores. Para Contratos emitidos en la mayoria de los estados, Hartford ha obtenido aprobacion de la Oficina de Rentas Internas (IRS) para usar el Contrato como una IRA. Para Contratos emitidos en Nueva York, Hartford ha pedido a la Oficina de Rentas Internas que apruebe el uso del Contrato como una IRA, pero no hay seguridad de que se otorgara tal aprobacion.

---------------------------------------------------
  E. SANCIONES FISCALES

    Las distribuciones de los planes de jubilacion son por lo general gravadas segun la Seccion 72 del Codigo. Segun estas reglas, una parte de cada distribucion puede ser excluible de ingresos. La cantidad excluible es la parte de la distribucion con la misma tasa que las contribuciones despues de impuestos al rendimiento esperado.

1. DISTRIBUCION PREMATURA

    Las distribuciones de un plan calificado antes de que el Participante cumpla los 59 1/2 anos se sujetan generalmente a un impuesto adicional de 10% de la parte gravable de la distribucion. La sancion de 10% no se aplica a distribuciones hechas despues del fallecimiento del empleado, a cuenta de incapacidad, para gastos medicos elegibles y distribuciones en forma de anualidad vitalicia y, excepto en el caso de una IRA, ciertas distribuciones despues de la separacion del servicio despues de los 55 anos de edad. Para tales fines, "anualidad vitalicia" significa una serie programada de pagos periodicos sustancialmente iguales durante la vida o esperanza de vida del Participante (o las vidas conjuntas o esperanzas de vida del Participante y Beneficiario).

2. IMPUESTO DE DISTRIBUCION MINIMA

    Si la cantidad distribuida es menor que la distribucion minima requerida para el ano, el Participante esta sujeto a un impuesto de 50% sobre la cantidad que no se distribuya adecuadamente.

    El interes de un individuo en un plan de jubilacion calificado debe generalmente distribuirse, o comenzar a distribuirse, no despues del 1 de abril del ano calendario posterior a lo que ocurra despues entre (i) el ano calendario en que el individuo cumple los 70 1/2 anos de edad o (ii) el ano calendario en que el individuo se jubila del servicio con el patrono que patrocina el plan ("fecha de comienzo

28                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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requerida"). Sin embargo, la fecha de comienzo requerida para un individuo que es un propietario de cinco (5) por ciento (segun se define en el Codigo), o que es propietario de una IRA, es el 1 de abril del ano calendario siguiente al ano calendario en que el individuo cumple los 70 1/2 anos de edad. El interes completo del Participante debe distribuirse a partir y no antes de la fecha de comienzo requerida en un periodo que no se podra extender mas alla del maximo de la esperanza de vida del Participante y un Beneficiario designado. Cada distribucion anual debe ser igual o mayor a una "cantidad de distribucion minima" que se determina dividiendo el saldo de la cuenta por la esperanza de vida correspondiente. Este saldo de cuenta se basa generalmente en el valor de cuenta al cierre de actividades el ultimo dia del ano calendario anterior. Ademas, las reglas de beneficio incidental de distribucion minima pueden requerir de una mayor distribucion anual.

    Si un individuo fallece antes de llegar a la fecha de comienzo requerida, el interes completo del individuo debera generalmente distribuirse dentro de cinco anos del fallecimiento de tal individuo. Sin embargo, esta regla se considerara satisfecha, si las distribuciones comienzan antes del cierre del ano calendario siguiente al fallecimiento del individuo a un Beneficiario designado (o en un periodo que no se extienda mas alla de la esperanza de vida del beneficiario). Si el Beneficiario es el conyuge sobreviviente del individuo, las distribuciones se podrian demorar hasta que el individuo hubiera cumplido los 70 1/2 anos.

    Si un individuo fallece despues de llegar a su fecha de comienzo requerida o despues de comenzadas las distribuciones, el interes del individuo se debera distribuir generalmente por lo menos tan rapidamente como bajo el metodo de distribucion vigente al momento del fallecimiento de dicho individuo.

3. IMPUESTO SOBRE EXCESO DE DISTRIBUCION

    Si las distribuciones agregadas de todas las IRA y otros ciertos planes de jubilacion calificados en un ano calendario exceden lo que sea mayor entre (i) $150,000, o (ii) $112,500 segun se indice para inflacion, generalmente se impone una sancion fiscal de 15% sobre la parte excesiva de la distribucion.

4. RETENCION

    En general, las distribuciones de IRA y planes descritos en la Seccion 457 del Codigo estan sujetas a las reglas regulares de retencion de salarios.

    Las distribuciones periodicas de otros planes de jubilacion calificados que se hacen para un periodo especifico de diez o mas anos o para la vida o esperanza de vida del Participante (o las vidas conjuntas o esperanzas de vida del Participante y el Beneficiario) estan sujetas generalmente a retencion de impuestos federales sobre ingresos como si el receptor estuviera casado y reclamara tres exenciones, a menos que el receptor elija otra cosa. El receptor de las distribuciones periodicas puede elegir generalmente que la retencion no se aplique o que se retengan impuestos sobre la renta a una tasa diferente suministrando un formulario de seleccion completo.

    Otras distribuciones de otros planes de jubilacion calificados fiscalmente estan generalmente sujetas a retencion de impuestos sobre ingresos obligatoria a una tasa fija de 20%, a menos que tales distribuciones sean:

    (1) la parte no gravable de la distribucion;

    (2) distribuciones minimas requeridas; o

    (3) distribuciones de transferencias directas.

    Las distribuciones de transferencias directas son pagos directos a una IRA o a otro plan de jubilacion elegible segun la Seccion 401(a)(31) del Codigo.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29
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--------------------------------------------------------------------------------
                                     INDICE
                                     DE LA
                      DECLARACION DE INFORMACION ADICIONAL

 SECCION
 ------------------------------------------------------------------------
 INTRODUCCION............................................................
 DESCRIPCION DE ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY..........
 SALVAGUARDA DE ACTIVOS..................................................
 CONTADORES PUBLICOS INDEPENDIENTES......................................
 DISTRIBUCION DE CONTRATOS...............................................
 CALCULO DE UTILIDAD Y RENDIMIENTO.......................................
 COMPARACIONES DE DESEMPENO..............................................
 ESTADOS FINANCIEROS.....................................................

30                               ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Este formulario se debe llenar para todas las anualidades con proteccion fiscal.

                SECCION 403(B)(11) FORMULARIO DE RECONOCIMIENTO

El Contrato de anualidad variable de Hartford que usted ha comprado recientemente esta sujeto a ciertas restricciones impuestas por la Ley de Reforma Fiscal (Tax Reform Act) de 1986. Las contribuciones al Contrato despues del 31 de diciembre de 1988 y cualquier incremento en el valor en efectivo despues del 31 de diciembre de 1988 puede no distribuirse a usted a menos que usted:

    a. cumpla 59 1/2,

    b. se le separe del servicio,

    c. muera o

    d. quede incapacitado.

Las distribuciones posteriores al 31 de diciembre de 1988 (excluyendo los ingresos sobre ellas) se pueden hacer tambien si usted ha experimentado penuria economica.

Ademas, puede haber una sancion de impuestos de 10% por distribuciones hechas antes de cumplir los 59 1/2 anos debido a penuria economica o separacion del servicio.

Ademas, tenga en cuenta que su Plan 403(b) puede ofrecer tambien otras alternativas financieras ademas de la anualidad variable de Hartford. Consulte por favor su Plan.

    Llene lo siguiente y devuelvalo a:

        ITT Hartford Life and Annuity Insurance Company
       Atencion: Servicios de Anualidades Individuales
       P.O. Box 5085
       Hartford, CT 06102-5085

Nombre del Propietario del Contrato o Participante
-----------------------------------------------------------

Direccion
--------------------------------------------------------------------------------

Ciudad o Plan/Distrito escolar
-------------------------------------------------------------------------------

Fecha:
--------------------------------------------------------------------------------

Contrato No:
--------------------------------------------------------------------------------

Firma:
--------------------------------------------------------------------------------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31
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    Para obtener una Declaracion de Informacion Adicional, llene por favor el formulario siguiente y envielo por correo a:

    Hartford Life Insurance Company
    Atencion: Servicios de Anualidades Individuales
    P.O. Box 5085
    Hartford, CT 06102-5085

    Envieme por favor una Declaracion de Informacion Adicional para The Director a la direccion siguiente:

----------------------------------------------------
                                Nombre

------------------------------------------------------------------
                              Direccion

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Ciudad/Estado                                    Codigo postal